United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2026

Date of reporting period: March 31, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 90.1%
U.S. Treasury Obligations - 90.1%
U.S. Treasury Bills,
3.794%, Due 4/16/2026A B	$150,000,000	$149,773,376
3.819%, Due 4/23/2026A B	100,000,000	99,778,187
3.641%, Due 5/7/2026A B	150,000,000	149,453,625
3.618%, Due 5/14/2026A B	150,000,000	149,347,751
3.583%, Due 5/21/2026A B C	195,000,000	194,017,416
3.663%, Due 6/4/2026A B C	40,000,000	39,743,020
3.662%, Due 6/11/2026A B C	145,000,000	143,971,271
3.668%, Due 6/18/2026A B C	45,000,000	44,649,292
3.650%, Due 6/25/2026A B	150,000,000	148,729,427
3.642%, Due 7/16/2026A B	100,000,000	98,943,278
3.640%, Due 8/6/2026A B C	145,000,000	143,163,743
3.677%, Due 8/27/2026A B	150,000,000	147,783,084

		1,509,353,470

Total Short-Term Investments (Cost $1,509,496,975)		1,509,353,470

TOTAL INVESTMENTS - 90.1% (Cost $1,509,496,975)		1,509,353,470

OTHER ASSETS, NET OF LIABILITIES - 9.9%		166,734,501

TOTAL NET ASSETS - 100.0%		$1,676,087,971

Percentages are stated as a percent of net assets.

A	Coupon represents a weighted average yield to maturity.
B	Zero coupon bond.
C	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on March 31, 2026:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	1,207	May 2026	$27,845,215	$27,625,213	$ (220,002)
CBOT Corn FuturesA	300	July 2026	7,109,891	7,023,750	(86,141)
CBOT Soybean FuturesA	797	May 2026	46,649,836	46,664,350	14,514
CBOT Soybean FuturesA	40	July 2026	2,354,755	2,372,000	17,245
CBOT Soybean Meal FuturesA	273	May 2026	8,722,978	8,637,720	(85,258)
CBOT Soybean Meal FuturesA	48	July 2026	1,542,761	1,508,640	(34,121)
CBOT Soybean Oil FuturesA	585	May 2026	20,449,569	24,176,880	3,727,311
CBOT Soybean Oil FuturesA	15	July 2026	608,806	619,920	11,114
CBOT Wheat FuturesA	455	May 2026	13,504,070	14,019,687	515,617
CBOT Wheat FuturesA	73	July 2026	2,260,493	2,286,725	26,232
CME Lean Hogs FuturesA	94	June 2026	4,088,683	3,949,880	(138,803)
COMEX Copper FuturesA	55	May 2026	8,126,872	7,719,250	(407,622)
COMEX Gold 100 Troy Ounces FuturesA	18	June 2026	7,675,890	8,421,480	745,590
COMEX Silver FuturesA	16	May 2026	6,782,008	5,993,520	(788,488)
Euronext Milling Wheat FuturesA	593	May 2026	7,097,500	7,016,979	(80,521)
Euronext Rapeseed FuturesA	290	April 2026	8,215,738	8,618,742	403,004
ICE Brent Crude Oil FuturesA	174	April 2026	17,803,506	18,090,780	287,274
ICE Gas Oil FuturesA	119	May 2026	14,602,943	14,747,075	144,132
ICE U.S. - Henry Ld1 Fixed Price FuturesA	8	October 2026	88,070	73,260	(14,810)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	8	November 2026	88,070	89,440	1,370
ICE U.S. - Henry Ld1 Fixed Price FuturesA	8	December 2026	88,070	98,760	10,690
ICE U.S. - Henry Ld1 Fixed Price FuturesA	8	January 2027	88,070	87,940	(130)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	8	February 2027	88,070	69,940	(18,130)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	December 2027	456,920	607,560	150,640
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	January 2028	456,920	527,040	70,120
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	February 2028	456,920	421,200	(35,720)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	March 2028	456,920	380,760	(76,160)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	April 2028	456,920	379,080	(77,840)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	May 2028	456,920	397,440	(59,480)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Long Futures Contracts Open on March 31, 2026 (continued):

Commodity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	June 2028	$456,920	$422,640	$(34,280)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	July 2028	456,920	429,840	(27,080)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	August 2028	456,920	427,680	(29,240)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	September 2028	456,920	436,080	(20,840)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	October 2028	456,920	465,360	8,440
ICE U.S. - Henry Ld1 Fixed Price FuturesA	48	November 2028	456,920	538,440	81,520
KCBT Hard Red Winter Wheat FuturesA	327	May 2026	9,868,462	10,390,425	521,963
KCBT Hard Red Winter Wheat FuturesA	45	July 2026	1,449,815	1,459,687	9,872
LME Copper FuturesA	31	May 2026	9,875,836	9,541,443	(334,393)
LME Nickel FuturesA	34	April 2026	3,671,488	3,457,435	(214,053)
LME Nickel FuturesA	34	May 2026	3,510,161	3,473,498	(36,663)
LME Primary Aluminum FuturesA	599	April 2026	46,236,258	52,733,115	6,496,857
LME Primary Aluminum FuturesA	168	May 2026	13,635,419	14,716,968	1,081,549
LME Zinc FuturesA	41	April 2026	3,403,264	3,308,854	(94,410)
LME Zinc FuturesA	137	May 2026	11,213,830	11,100,220	(113,610)
MDE Crude Palm Oil FuturesA	291	June 2026	8,271,748	8,674,660	402,912
MIAX Futures Onyx Hard Red Spring Wheat FuturesA	158	May 2026	5,053,919	5,202,150	148,231
MIAX Futures Onyx Hard Red Spring Wheat FuturesA	45	July 2026	1,488,891	1,513,687	24,796
NYBOT CSC Number 11 World Sugar FuturesA	289	June 2026	5,129,562	5,075,302	(54,260)
NYMEX Light Sweet Crude Oil FuturesA	173	April 2026	15,058,947	17,538,740	2,479,793
NYMEX NY Harbor ULSD FuturesA	98	April 2026	15,657,267	16,932,401	1,275,134
NYMEX Platinum FuturesA	39	July 2026	3,534,885	3,841,890	307,005
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	178	April 2026	22,708,306	23,952,356	1,244,050
WCE Canola FuturesA	750	May 2026	7,562,892	7,890,878	327,986

			$398,695,854	$416,148,760	$17,452,906

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	1,051	June 2026	$73,954,147	$72,335,075	$(1,619,072)
CME British Pound Currency Futures	37	June 2026	3,098,324	3,058,513	(39,811)
CME Mexican Peso Currency Futures	3,527	June 2026	99,271,734	97,627,360	(1,644,374)
NYBOT FINEX United States Dollar Index Futures	329	June 2026	32,680,384	32,820,711	140,327

			$209,004,589	$205,841,659	$(3,162,930)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	11	June 2026	$2,820,693	$2,770,203	$(50,490)
CME E-Mini Russell 2000 Index Futures	58	June 2026	7,241,090	7,285,380	44,290
ICE FTSE 100 Index Futures	56	June 2026	7,705,540	7,559,664	(145,876)
ICE U.S. Mini MSCI EAFE Index Futures	113	June 2026	16,562,150	16,391,215	(170,935)
ICE U.S. MSCI Emerging Markets Index Futures	193	June 2026	14,408,658	14,036,890	(371,768)
KFE KOSPI 200 Index Futures	58	June 2026	8,017,030	7,093,086	(923,944)
Montreal Exchange S&P/TSX 60 Index Futures	76	June 2026	20,858,373	20,845,777	(12,596)
OML Stockholm OMXS30 Index Futures	471	April 2026	14,925,016	14,528,054	(396,962)
SAFEX FTSE/JSE Top 40 Index Futures	53	June 2026	3,445,106	3,347,837	(97,269)
SGX FTSE Taiwan Index Futures	148	April 2026	16,073,627	15,291,360	(782,267)
SGX MSCI Singapore Index Futures	43	April 2026	1,460,578	1,460,201	(377)
SGX Nikkei 225 Stock Index Futures	42	June 2026	7,231,391	6,792,035	(439,356)
TSE TOPIX Futures	55	June 2026	12,712,724	12,143,285	(569,439)

			$133,461,976	$129,544,987	$(3,916,989)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Short Futures Contracts Open on March 31, 2026:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE Cocoa FuturesA	98	May 2026	$(3,637,239)	$(3,225,958)	$411,281
ICE Cocoa FuturesA	2	July 2026	(65,013)	(66,498)	(1,485)
ICE Robusta Coffee Futures 10-TonneA	171	May 2026	(6,385,993)	(5,973,030)	412,963
ICE Robusta Coffee Futures 10-TonneA	8	July 2026	(273,090)	(272,400)	690
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	March 2027	(204,370)	(191,940)	12,430
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	April 2027	(204,370)	(190,560)	13,810
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	May 2027	(204,370)	(198,720)	5,650
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	June 2027	(204,370)	(210,780)	(6,410)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	July 2027	(204,370)	(214,020)	(9,650)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	August 2027	(204,370)	(212,640)	(8,270)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	24	September 2027	(204,370)	(217,560)	(13,190)
LME Lead FuturesA	100	April 2026	(5,057,200)	(4,689,625)	367,575
LME Lead FuturesA	120	May 2026	(5,868,637)	(5,653,500)	215,137
LME Nickel FuturesA	34	April 2026	(3,493,364)	(3,457,435)	35,929
LME Primary Aluminum FuturesA	340	April 2026	(27,540,373)	(29,931,985)	(2,391,612)
LME Zinc FuturesA	41	April 2026	(3,219,509)	(3,308,854)	(89,345)
LME Zinc FuturesA	100	May 2026	(7,742,784)	(8,102,350)	(359,566)
NYBOT CSC C Coffee FuturesA	165	May 2026	(17,769,113)	(18,460,406)	(691,293)
NYBOT CSC C Coffee FuturesA	4	July 2026	(449,766)	(436,200)	13,566
NYBOT CSC Cocoa FuturesA	195	May 2026	(8,022,576)	(6,435,000)	1,587,576
NYBOT CSC Cocoa FuturesA	14	July 2026	(457,277)	(471,380)	(14,103)
NYBOT CTN Number 2 Cotton FuturesA	25	May 2026	(799,114)	(875,000)	(75,886)
NYBOT CTN Number 2 Cotton FuturesA	1	July 2026	(34,628)	(36,065)	(1,437)
NYMEX Henry Hub Natural Gas FuturesA	565	April 2026	(17,852,946)	(16,294,600)	1,558,346
NYMEX Palladium FuturesA	2	June 2026	(279,147)	(297,500)	(18,353)

			$(110,378,359)	$(109,424,006)	$954,353

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Canadian Dollar Currency Futures	1,441	June 2026	$(104,205,371)	$(103,752,000)	$453,371
CME Euro Foreign Exchange Currency Futures	918	June 2026	(133,110,386)	(132,943,613)	166,773
CME Japanese Yen Currency Futures	4,239	June 2026	(337,857,579)	(335,622,825)	2,234,754
CME New Zealand Dollar Currency Futures	1,137	June 2026	(65,929,525)	(65,411,610)	517,915
CME Swiss Franc Currency Futures	865	June 2026	(137,885,789)	(136,215,875)	1,669,914

			$(778,988,650)	$(773,945,923)	$5,042,727

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index Futures	8	June 2026	$(3,763,507)	$(3,826,400)	$(62,893)
CME E-Mini Standard & Poor’s 500 Index Futures	9	June 2026	(2,904,885)	(2,956,837)	(51,952)
Eurex DAX Index Futures	11	June 2026	(7,244,155)	(7,258,942)	(14,787)
Eurex EURO STOXX 50 Futures	5	June 2026	(318,815)	(317,570)	1,245
Euronext CAC 40 Index Futures	82	April 2026	(7,338,453)	(7,416,513)	(78,060)
HKG Hang Seng China Enterprises Index Futures	208	April 2026	(11,195,036)	(11,084,120)	110,916
HKG Hang Seng Index Futures	28	April 2026	(4,438,992)	(4,419,859)	19,133
NSE IFSC NIFTY 50 Index Futures	518	April 2026	(23,966,669)	(23,290,834)	675,835
SFE S&P ASX Share Price Index 200 Futures	51	June 2026	(7,450,643)	(7,488,771)	(38,128)
SGX FTSE China A50 Futures Contract	39	April 2026	(566,006)	(566,904)	(898)

			$(69,187,161)	$(68,626,750)	$560,411

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Short Futures Contracts Open on March 31, 2026 (continued):

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month CORRA Futures	39	March 2027	$(6,804,767)	$(6,816,449)	$(11,682)
3-Month CORRA Futures	46	September 2027	(8,012,528)	(8,025,034)	(12,506)
3 Month Euro Euribor Futures	1,044	June 2027	(294,006,932)	(293,139,451)	867,481
3 Month Euro Euribor Futures	996	March 2028	(280,282,610)	(280,021,533)	261,077
3 Month Euro Euribor Futures	931	December 2028	(261,769,178)	(261,625,975)	143,203
CBOT 2 Year U.S. Treasury Notes Futures	1,430	June 2026	(298,081,381)	(296,646,796)	1,434,585
CBOT 5 Year U.S. Treasury Notes Futures	806	June 2026	(87,304,188)	(87,192,829)	111,359
CBOT 10 Year U.S. Treasury Notes Futures	447	June 2026	(49,626,409)	(49,637,953)	(11,544)
CBOT U.S. Long Bond Futures	115	June 2026	(12,962,256)	(13,095,625)	(133,369)
CBOT Ultra Long Term U.S. Treasury Bond Futures.	177	June 2026	(20,601,426)	(20,631,562)	(30,136)
Eurex 2 Year Euro SCHATZ Futures	2,350	June 2026	(289,647,025)	(287,243,228)	2,403,797
Eurex 5 Year Euro BOBL Futures	780	June 2026	(104,652,242)	(104,067,437)	584,805
Eurex 10 Year Euro BUND Futures	421	June 2026	(61,318,644)	(61,016,397)	302,247
Eurex 30 Year Euro BUXL Futures	280	June 2026	(35,588,838)	(35,684,333)	(95,495)
Eurex Euro-BTP Italian Bond Futures	458	June 2026	(56,152,663)	(56,034,809)	117,854
Eurex Euro-BTP Italian Bond Futures	230	June 2026	(31,069,738)	(30,912,521)	157,217
French Government Bond Futures	227	June 2026	(31,194,149)	(31,141,645)	52,504
ICE Long Gilt Futures	170	June 2026	(19,871,181)	(19,753,810)	117,371
KFE 3 Year Treasury Bond Futures	1,062	June 2026	(72,179,003)	(71,777,652)	401,351
KFE 10 Year Treasury Bond Futures	569	June 2026	(40,915,995)	(40,344,335)	571,660
Montreal Exchange 10 Year Canadian Bond Futures	449	June 2026	(38,618,637)	(38,735,166)	(116,529)
SFE 3 Year Australian Bond Futures	3,809	June 2026	(273,466,279)	(272,407,177)	1,059,102
SFE 10 Year Australian Bond Futures	1,225	June 2026	(91,373,589)	(91,072,307)	301,282
Three-Month SOFR Futures	1,752	September 2027	(423,398,062)	(422,429,100)	968,962
Three-Month SOFR Futures	935	June 2028	(225,668,148)	(225,790,813)	(122,665)
Three-Month SOFR Futures	708	March 2029	(170,679,757)	(170,805,000)	(125,243)
Three Month SONIA Index Futures	769	September 2027	(244,274,770)	(243,507,591)	767,179
Three Month SONIA Index Futures	797	June 2028	(253,122,749)	(252,888,195)	234,554
TSE Japanese 10 Year Bond Futures	240	June 2026	(198,714,794)	(197,059,954)	1,654,840

			$(3,981,357,938)	$(3,969,504,677)	$11,853,261

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on March 31, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	14,651,998	USD	14,664,610	4/16/2026	BNP	$—	$(12,612)	$(12,612)
USD	14,964,007	EUR	15,002,445	4/16/2026	BNP	—	(38,438)	(38,438)
USD	14,987,049	INR	14,532,759	4/17/2026	BNP	454,290	—	454,290
USD	44,688,893	INR	42,808,454	4/17/2026	BNP	1,880,439	—	1,880,439
USD	2,495,446	INR	2,419,634	4/27/2026	BNP	75,812	—	75,812
USD	3,125,539	INR	3,050,843	4/27/2026	BNP	74,696	—	74,696
USD	3,529,037	INR	3,419,047	4/27/2026	BNP	109,990	—	109,990
USD	7,043,902	INR	6,995,898	4/27/2026	BNP	48,004	—	48,004
USD	376,279	PHP	369,932	4/29/2026	BNP	6,347	—	6,347
USD	534,197	PHP	534,345	4/29/2026	BNP	—	(148)	(148)
USD	538,897	PHP	534,345	4/29/2026	BNP	4,552	—	4,552
USD	543,918	PHP	534,345	4/29/2026	BNP	9,573	—	9,573
USD	548,119	PHP	534,345	4/29/2026	BNP	13,774	—	13,774
USD	550,649	PHP	534,346	4/29/2026	BNP	16,303	—	16,303
USD	551,071	PHP	534,345	4/29/2026	BNP	16,726	—	16,726
USD	577,969	PHP	575,449	4/29/2026	BNP	2,520	—	2,520
USD	580,147	PHP	575,448	4/29/2026	BNP	4,699	—	4,699
USD	582,952	PHP	575,448	4/29/2026	BNP	7,504	—	7,504
USD	583,833	PHP	575,448	4/29/2026	BNP	8,385	—	8,385
USD	585,775	PHP	575,449	4/29/2026	BNP	10,326	—	10,326

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	589,783	PHP	575,449	4/29/2026	BNP	$14,334	$—	$14,334
USD	620,128	PHP	616,552	4/29/2026	BNP	3,576	—	3,576
USD	627,713	PHP	616,552	4/29/2026	BNP	11,161	—	11,161
USD	664,209	PHP	657,656	4/29/2026	BNP	6,553	—	6,553
USD	703,137	PHP	698,759	4/29/2026	BNP	4,378	—	4,378
USD	711,834	PHP	698,759	4/29/2026	BNP	13,075	—	13,075
USD	747,465	PHP	739,863	4/29/2026	BNP	7,602	—	7,602
USD	841,751	PHP	822,070	4/29/2026	BNP	19,681	—	19,681
USD	924,183	PHP	904,276	4/29/2026	BNP	19,907	—	19,907
PHP	616,552	USD	649,283	4/29/2026	BNP	—	(32,731)	(32,731)
PHP	616,552	USD	650,589	4/29/2026	BNP	—	(34,037)	(34,037)
PHP	616,552	USD	650,725	4/29/2026	BNP	—	(34,173)	(34,173)
USD	532,940	PHP	533,573	6/1/2026	BNP	—	(633)	(633)
USD	627,313	TWD	625,586	4/1/2026	CBK	1,727	—	1,727
USD	630,418	TWD	625,587	4/1/2026	CBK	4,831	—	4,831
USD	630,855	TWD	625,586	4/1/2026	CBK	5,269	—	5,269
USD	636,375	TWD	625,586	4/1/2026	CBK	10,789	—	10,789
USD	716,241	TWD	703,785	4/1/2026	CBK	12,456	—	12,456
USD	787,114	TWD	781,983	4/1/2026	CBK	5,131	—	5,131
USD	841,771	SEK	845,072	4/1/2026	CBK	—	(3,301)	(3,301)
USD	866,415	TWD	860,182	4/1/2026	CBK	6,233	—	6,233
USD	871,795	NOK	877,836	4/1/2026	CBK	—	(6,041)	(6,041)
USD	875,044	TWD	860,182	4/1/2026	CBK	14,862	—	14,862
USD	893,949	SEK	897,889	4/1/2026	CBK	—	(3,940)	(3,940)
USD	951,676	SEK	950,706	4/1/2026	CBK	970	—	970
USD	999,572	SEK	1,003,523	4/1/2026	CBK	—	(3,951)	(3,951)
USD	1,009,474	SGD	1,011,123	4/1/2026	CBK	—	(1,649)	(1,649)
USD	1,009,748	SGD	1,011,122	4/1/2026	CBK	—	(1,374)	(1,374)
USD	1,024,311	TWD	1,016,578	4/1/2026	CBK	7,733	—	7,733
USD	1,035,106	TWD	1,016,578	4/1/2026	CBK	18,528	—	18,528
USD	1,085,499	SGD	1,088,901	4/1/2026	CBK	—	(3,402)	(3,402)
USD	1,113,345	TWD	1,094,776	4/1/2026	CBK	18,569	—	18,569
USD	1,328,202	NOK	1,342,573	4/1/2026	CBK	—	(14,371)	(14,371)
USD	1,489,217	NOK	1,497,485	4/1/2026	CBK	—	(8,268)	(8,268)
USD	1,529,680	NOK	1,549,122	4/1/2026	CBK	—	(19,442)	(19,442)
USD	1,549,331	SGD	1,555,573	4/1/2026	CBK	—	(6,242)	(6,242)
USD	1,550,977	SGD	1,555,573	4/1/2026	CBK	—	(4,596)	(4,596)
USD	1,551,277	SGD	1,555,572	4/1/2026	CBK	—	(4,295)	(4,295)
USD	1,552,168	SGD	1,555,572	4/1/2026	CBK	—	(3,404)	(3,404)
USD	1,628,197	SGD	1,633,351	4/1/2026	CBK	—	(5,154)	(5,154)
USD	1,629,108	SGD	1,633,352	4/1/2026	CBK	—	(4,244)	(4,244)
USD	1,707,504	SGD	1,711,130	4/1/2026	CBK	—	(3,626)	(3,626)
USD	1,708,658	SGD	1,711,130	4/1/2026	CBK	—	(2,472)	(2,472)
USD	1,747,291	TWD	1,720,363	4/1/2026	CBK	26,928	—	26,928
USD	1,783,513	SGD	1,788,909	4/1/2026	CBK	—	(5,396)	(5,396)
USD	1,858,736	SGD	1,866,687	4/1/2026	CBK	—	(7,951)	(7,951)
USD	1,938,796	SGD	1,944,466	4/1/2026	CBK	—	(5,670)	(5,670)
USD	3,969,842	TWD	3,909,916	4/1/2026	CBK	59,926	—	59,926
TWD	625,586	USD	632,594	4/1/2026	CBK	—	(7,008)	(7,008)
SGD	21,622,462	USD	21,549,400	4/1/2026	CBK	73,062	—	73,062
USD	29,140,382	TWD	28,855,176	4/1/2026	CBK	285,206	—	285,206
TWD	1,016,578	USD	1,028,104	4/1/2026	CBK	—	(11,526)	(11,526)
TWD	1,016,578	USD	1,029,299	4/1/2026	CBK	—	(12,721)	(12,721)
SEK	3,697,190	USD	3,657,592	4/1/2026	CBK	39,598	—	39,598
TWD	1,329,371	USD	1,346,110	4/1/2026	CBK	—	(16,739)	(16,739)
NOK	5,267,017	USD	5,219,045	4/1/2026	CBK	47,972	—	47,972
TWD	2,111,354	USD	2,136,797	4/1/2026	CBK	—	(25,443)	(25,443)
TWD	37,222,396	USD	37,315,890	4/1/2026	CBK	—	(93,494)	(93,494)
GBP	926,520	JPY	931,169	4/2/2026	CBK	—	(4,649)	(4,649)
USD	836,665	SEK	845,072	4/2/2026	CBK	—	(8,407)	(8,407)
USD	994,578	SEK	1,003,523	4/2/2026	CBK	—	(8,945)	(8,945)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,051,291	SEK	1,056,339	4/2/2026	CBK	$—	$(5,048)	$(5,048)
USD	1,468,161	SEK	1,478,876	4/2/2026	CBK	—	(10,715)	(10,715)
USD	1,476,152	SGD	1,477,794	4/2/2026	CBK	—	(1,642)	(1,642)
USD	1,626,684	SGD	1,633,352	4/2/2026	CBK	—	(6,668)	(6,668)
USD	1,627,213	SGD	1,633,351	4/2/2026	CBK	—	(6,138)	(6,138)
USD	1,627,844	SGD	1,633,352	4/2/2026	CBK	—	(5,508)	(5,508)
USD	1,703,340	SGD	1,711,130	4/2/2026	CBK	—	(7,790)	(7,790)
USD	1,781,399	SGD	1,788,909	4/2/2026	CBK	—	(7,510)	(7,510)
USD	1,781,427	SGD	1,788,909	4/2/2026	CBK	—	(7,482)	(7,482)
USD	1,781,537	SGD	1,788,909	4/2/2026	CBK	—	(7,372)	(7,372)
USD	1,782,517	SGD	1,788,908	4/2/2026	CBK	—	(6,391)	(6,391)
USD	1,859,355	SGD	1,866,687	4/2/2026	CBK	—	(7,332)	(7,332)
USD	1,859,615	SGD	1,866,688	4/2/2026	CBK	—	(7,073)	(7,073)
USD	1,933,937	SGD	1,944,466	4/2/2026	CBK	—	(10,529)	(10,529)
USD	2,014,879	SGD	2,022,245	4/2/2026	CBK	—	(7,366)	(7,366)
USD	2,093,137	SGD	2,100,023	4/2/2026	CBK	—	(6,886)	(6,886)
USD	4,656,216	SGD	4,666,718	4/2/2026	CBK	—	(10,502)	(10,502)
USD	1,019,994	NOK	1,032,748	4/7/2026	CBK	—	(12,754)	(12,754)
NOK	1,187,661	USD	1,179,016	4/7/2026	CBK	8,645	—	8,645
USD	934,159	NOK	929,473	4/9/2026	CBK	4,686	—	4,686
USD	1,046,341	NOK	1,032,747	4/9/2026	CBK	13,594	—	13,594
USD	1,405,514	NOK	1,394,208	4/9/2026	CBK	11,306	—	11,306
USD	1,477,197	NOK	1,445,845	4/9/2026	CBK	31,352	—	31,352
USD	1,762,061	NOK	1,755,670	4/9/2026	CBK	6,391	—	6,391
USD	2,442,707	THB	2,351,121	4/9/2026	CBK	91,586	—	91,586
USD	2,459,786	THB	2,351,120	4/9/2026	CBK	108,666	—	108,666
USD	3,098,383	NOK	3,098,241	4/9/2026	CBK	142	—	142
USD	4,121,809	NOK	4,079,351	4/9/2026	CBK	42,458	—	42,458
USD	4,504,096	NOK	4,492,449	4/9/2026	CBK	11,647	—	11,647
USD	4,553,726	NOK	4,544,086	4/9/2026	CBK	9,640	—	9,640
USD	5,218,972	NOK	5,267,009	4/9/2026	CBK	—	(48,037)	(48,037)
USD	6,128,076	NOK	6,144,844	4/9/2026	CBK	—	(16,768)	(16,768)
NOK	877,835	USD	884,942	4/9/2026	CBK	—	(7,107)	(7,107)
NOK	929,472	USD	945,165	4/9/2026	CBK	—	(15,693)	(15,693)
USD	11,604,874	NOK	11,670,041	4/9/2026	CBK	—	(65,167)	(65,167)
NOK	1,704,032	USD	1,705,359	4/9/2026	CBK	—	(1,327)	(1,327)
NOK	1,858,945	USD	1,880,479	4/9/2026	CBK	—	(21,534)	(21,534)
NOK	1,858,945	USD	1,884,770	4/9/2026	CBK	—	(25,825)	(25,825)
NOK	1,910,582	USD	1,930,967	4/9/2026	CBK	—	(20,385)	(20,385)
NOK	2,272,043	USD	2,304,722	4/9/2026	CBK	—	(32,679)	(32,679)
NOK	2,323,681	USD	2,371,078	4/9/2026	CBK	—	(47,397)	(47,397)
NOK	2,375,318	USD	2,317,252	4/9/2026	CBK	58,066	—	58,066
NOK	2,685,142	USD	2,736,281	4/9/2026	CBK	—	(51,139)	(51,139)
NOK	4,389,175	USD	4,455,397	4/9/2026	CBK	—	(66,222)	(66,222)
NOK	6,816,130	USD	6,871,887	4/9/2026	CBK	—	(55,757)	(55,757)
NOK	7,952,152	USD	7,805,975	4/9/2026	CBK	146,177	—	146,177
THB	2,351,121	USD	2,498,139	4/9/2026	CBK	—	(147,018)	(147,018)
THB	2,351,121	USD	2,502,721	4/9/2026	CBK	—	(151,600)	(151,600)
NOK	8,520,162	USD	8,435,925	4/9/2026	CBK	84,237	—	84,237
NOK	10,947,118	USD	10,866,473	4/9/2026	CBK	80,645	—	80,645
NOK	11,773,315	USD	11,694,105	4/9/2026	CBK	79,210	—	79,210
NOK	26,851,421	USD	26,022,815	4/9/2026	CBK	828,606	—	828,606
NOK	28,762,003	USD	27,880,843	4/9/2026	CBK	881,160	—	881,160
USD	718	SEK	707	4/16/2026	CBK	11	—	11
USD	1,890	SEK	1,853	4/16/2026	CBK	37	—	37
USD	2,532	SEK	2,487	4/16/2026	CBK	45	—	45
USD	5,039	SEK	4,980	4/16/2026	CBK	59	—	59
USD	7,049	SEK	6,950	4/16/2026	CBK	99	—	99
SEK	1,362	USD	1,356	4/16/2026	CBK	6	—	6
USD	16,507	SEK	16,373	4/16/2026	CBK	134	—	134
SEK	1,929	USD	1,945	4/16/2026	CBK	—	(16)	(16)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SEK	3,667	USD	3,704	4/16/2026	CBK	$—	$(37)	$(37)
SEK	4,094	USD	4,107	4/16/2026	CBK	—	(13)	(13)
SEK	7,615	USD	7,609	4/16/2026	CBK	6	—	6
SEK	7,811	USD	7,741	4/16/2026	CBK	70	—	70
USD	1,164,119	SEK	1,110,657	4/28/2026	CBK	53,462	—	53,462
USD	1,657,675	SEK	1,639,542	4/28/2026	CBK	18,133	—	18,133
USD	1,693,141	SEK	1,586,653	4/28/2026	CBK	106,488	—	106,488
USD	1,919,709	SEK	1,798,207	4/28/2026	CBK	121,502	—	121,502
USD	1,986,179	SEK	1,956,872	4/28/2026	CBK	29,307	—	29,307
USD	2,253,924	SEK	2,221,315	4/28/2026	CBK	32,609	—	32,609
USD	2,593,672	SEK	2,432,869	4/28/2026	CBK	160,803	—	160,803
USD	2,653,038	SEK	2,644,422	4/28/2026	CBK	8,616	—	8,616
USD	2,766,491	SEK	2,697,311	4/28/2026	CBK	69,180	—	69,180
USD	2,959,580	SEK	2,803,087	4/28/2026	CBK	156,493	—	156,493
USD	2,991,061	SEK	2,855,976	4/28/2026	CBK	135,085	—	135,085
USD	3,071,353	SEK	3,067,530	4/28/2026	CBK	3,823	—	3,823
USD	3,088,881	SEK	2,908,865	4/28/2026	CBK	180,016	—	180,016
USD	3,501,996	SEK	3,331,972	4/28/2026	CBK	170,024	—	170,024
USD	3,662,618	SEK	3,702,190	4/28/2026	CBK	—	(39,572)	(39,572)
USD	4,046,134	SEK	4,019,522	4/28/2026	CBK	26,612	—	26,612
USD	4,275,526	SEK	4,178,187	4/28/2026	CBK	97,339	—	97,339
USD	4,318,796	SEK	4,283,963	4/28/2026	CBK	34,833	—	34,833
USD	4,453,115	SEK	4,283,964	4/28/2026	CBK	169,151	—	169,151
USD	4,901,701	SEK	4,759,960	4/28/2026	CBK	141,741	—	141,741
USD	8,159,026	SEK	7,880,378	4/28/2026	CBK	278,648	—	278,648
USD	8,473,633	SEK	8,303,485	4/28/2026	CBK	170,148	—	170,148
USD	9,004,711	SEK	8,938,147	4/28/2026	CBK	66,564	—	66,564
USD	9,657,601	SEK	9,467,031	4/28/2026	CBK	190,570	—	190,570
USD	10,609,322	SEK	10,313,246	4/28/2026	CBK	296,076	—	296,076
SEK	1,163,546	USD	1,222,982	4/28/2026	CBK	—	(59,436)	(59,436)
SEK	1,163,546	USD	1,245,228	4/28/2026	CBK	—	(81,682)	(81,682)
USD	11,409,609	SEK	11,265,238	4/28/2026	CBK	144,371	—	144,371
USD	11,450,382	SEK	11,106,573	4/28/2026	CBK	343,809	—	343,809
USD	13,856,764	SEK	13,010,556	4/28/2026	CBK	846,208	—	846,208
USD	14,470,559	SEK	14,438,545	4/28/2026	CBK	32,014	—	32,014
SEK	1,798,207	USD	1,915,500	4/28/2026	CBK	—	(117,293)	(117,293)
SEK	2,115,538	USD	2,229,184	4/28/2026	CBK	—	(113,646)	(113,646)
USD	20,716,258	SEK	20,203,385	4/28/2026	CBK	512,873	—	512,873
SEK	2,538,645	USD	2,737,063	4/28/2026	CBK	—	(198,418)	(198,418)
SEK	4,759,959	USD	4,978,022	4/28/2026	CBK	—	(218,063)	(218,063)
SEK	8,303,485	USD	8,917,122	4/28/2026	CBK	—	(613,637)	(613,637)
SEK	48,128,479	USD	50,360,039	4/28/2026	CBK	—	(2,231,560)	(2,231,560)
SEK	61,879,473	USD	66,344,638	4/28/2026	CBK	—	(4,465,165)	(4,465,165)
USD	1,257,040	SGD	1,247,919	5/11/2026	CBK	9,121	—	9,121
USD	3,465,729	SGD	3,431,777	5/11/2026	CBK	33,952	—	33,952
USD	4,814,082	SGD	4,757,692	5/11/2026	CBK	56,390	—	56,390
USD	5,791,947	SGD	5,771,626	5/11/2026	CBK	20,321	—	20,321
USD	6,103,153	SGD	6,083,606	5/11/2026	CBK	19,547	—	19,547
USD	6,674,949	SGD	6,629,570	5/11/2026	CBK	45,379	—	45,379
USD	6,803,248	SGD	6,785,560	5/11/2026	CBK	17,688	—	17,688
USD	8,036,702	SGD	8,033,479	5/11/2026	CBK	3,223	—	3,223
USD	8,397,413	SGD	8,345,459	5/11/2026	CBK	51,954	—	51,954
USD	8,571,022	SGD	8,501,449	5/11/2026	CBK	69,573	—	69,573
USD	9,951,184	SGD	9,905,357	5/11/2026	CBK	45,827	—	45,827
USD	10,293,434	SGD	10,217,338	5/11/2026	CBK	76,096	—	76,096
USD	11,752,116	SGD	11,777,236	5/11/2026	CBK	—	(25,120)	(25,120)
USD	12,087,267	SGD	12,011,221	5/11/2026	CBK	76,046	—	76,046
USD	14,261,199	SGD	14,117,085	5/11/2026	CBK	144,114	—	144,114
USD	21,609,747	SGD	21,682,594	5/11/2026	CBK	—	(72,847)	(72,847)
USD	622,367	TWD	627,338	5/12/2026	CBK	—	(4,971)	(4,971)
USD	629,334	TWD	627,337	5/12/2026	CBK	1,997	—	1,997

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	702,357	TWD	705,755	5/12/2026	CBK	$—	$(3,398)	$(3,398)
USD	703,180	TWD	705,755	5/12/2026	CBK	—	(2,575)	(2,575)
USD	703,598	TWD	705,755	5/12/2026	CBK	—	(2,157)	(2,157)
USD	703,765	TWD	705,755	5/12/2026	CBK	—	(1,990)	(1,990)
USD	706,604	TWD	705,755	5/12/2026	CBK	849	—	849
USD	709,399	TWD	705,755	5/12/2026	CBK	3,644	—	3,644
USD	783,411	TWD	784,172	5/12/2026	CBK	—	(761)	(761)
USD	856,452	TWD	862,589	5/12/2026	CBK	—	(6,137)	(6,137)
USD	866,174	TWD	862,589	5/12/2026	CBK	3,585	—	3,585
USD	940,917	TWD	941,007	5/12/2026	CBK	—	(90)	(90)
USD	5,019,695	TWD	5,018,701	5/12/2026	CBK	994	—	994
USD	78,936	THB	76,057	5/15/2026	CBK	2,879	—	2,879
USD	2,348,250	THB	2,357,791	5/15/2026	CBK	—	(9,541)	(9,541)
USD	2,362,553	THB	2,357,791	5/15/2026	CBK	4,762	—	4,762
USD	2,460,763	THB	2,357,791	5/15/2026	CBK	102,972	—	102,972
USD	2,471,783	THB	2,433,849	5/15/2026	CBK	37,934	—	37,934
USD	2,553,784	THB	2,509,906	5/15/2026	CBK	43,878	—	43,878
USD	2,555,968	THB	2,509,907	5/15/2026	CBK	46,061	—	46,061
USD	2,649,147	THB	2,585,964	5/15/2026	CBK	63,183	—	63,183
THB	10,952,319	USD	11,493,702	5/15/2026	CBK	—	(541,383)	(541,383)
USD	37,298,346	TWD	37,346,787	5/20/2026	CBK	—	(48,441)	(48,441)
GBP	529,379	JPY	527,516	5/27/2026	CBK	1,863	—	1,863
GBP	529,379	JPY	527,947	5/27/2026	CBK	1,432	—	1,432
GBP	529,379	JPY	530,951	5/27/2026	CBK	—	(1,572)	(1,572)
GBP	529,379	JPY	531,753	5/27/2026	CBK	—	(2,374)	(2,374)
GBP	529,379	JPY	532,436	5/27/2026	CBK	—	(3,057)	(3,057)
GBP	529,379	JPY	534,372	5/27/2026	CBK	—	(4,993)	(4,993)
GBP	529,379	JPY	534,550	5/27/2026	CBK	—	(5,171)	(5,171)
GBP	529,379	JPY	536,535	5/27/2026	CBK	—	(7,156)	(7,156)
GBP	529,379	JPY	536,564	5/27/2026	CBK	—	(7,185)	(7,185)
GBP	595,551	JPY	600,994	5/27/2026	CBK	—	(5,443)	(5,443)
GBP	595,551	JPY	603,136	5/27/2026	CBK	—	(7,585)	(7,585)
GBP	794,068	JPY	802,869	5/27/2026	CBK	—	(8,801)	(8,801)
GBP	1,058,757	JPY	1,057,840	5/27/2026	CBK	917	—	917
GBP	1,124,929	JPY	1,123,581	5/27/2026	CBK	1,348	—	1,348
GBP	1,323,446	JPY	1,329,349	5/27/2026	CBK	—	(5,903)	(5,903)
GBP	1,720,480	JPY	1,742,680	5/27/2026	CBK	—	(22,200)	(22,200)
GBP	2,249,859	JPY	2,266,262	5/27/2026	CBK	—	(16,403)	(16,403)
CAD	1,475,883	EUR	1,506,455	5/27/2026	CBK	—	(30,572)	(30,572)
CAD	1,481,159	EUR	1,506,455	5/27/2026	CBK	—	(25,296)	(25,296)
CAD	1,499,897	EUR	1,506,454	5/27/2026	CBK	—	(6,557)	(6,557)
CAD	1,513,358	EUR	1,506,455	5/27/2026	CBK	6,903	—	6,903
CAD	1,514,619	EUR	1,506,455	5/27/2026	CBK	8,164	—	8,164
CAD	1,515,659	EUR	1,506,455	5/27/2026	CBK	9,204	—	9,204
CAD	1,580,890	EUR	1,622,336	5/27/2026	CBK	—	(41,446)	(41,446)
CAD	1,608,751	EUR	1,622,336	5/27/2026	CBK	—	(13,585)	(13,585)
CAD	1,624,575	EUR	1,622,336	5/27/2026	CBK	2,239	—	2,239
CAD	1,629,428	EUR	1,622,335	5/27/2026	CBK	7,093	—	7,093
CAD	1,630,175	EUR	1,622,336	5/27/2026	CBK	7,839	—	7,839
CAD	1,716,896	EUR	1,738,217	5/27/2026	CBK	—	(21,321)	(21,321)
CAD	1,745,483	EUR	1,738,216	5/27/2026	CBK	7,267	—	7,267
EUR	2,897,029	CAD	2,917,336	5/27/2026	CBK	—	(20,307)	(20,307)
CAD	2,940,013	EUR	3,012,910	5/27/2026	CBK	—	(72,897)	(72,897)
CAD	2,949,056	EUR	3,012,910	5/27/2026	CBK	—	(63,854)	(63,854)
CAD	3,047,952	EUR	3,128,790	5/27/2026	CBK	—	(80,838)	(80,838)
CAD	3,189,719	EUR	3,244,672	5/27/2026	CBK	—	(54,953)	(54,953)
CAD	3,197,261	EUR	3,244,672	5/27/2026	CBK	—	(47,411)	(47,411)
CAD	3,258,933	EUR	3,244,671	5/27/2026	CBK	14,262	—	14,262
CAD	3,260,729	EUR	3,244,671	5/27/2026	CBK	16,058	—	16,058
CAD	3,370,912	EUR	3,360,552	5/27/2026	CBK	10,360	—	10,360
GBP	6,286,370	JPY	6,330,707	5/27/2026	CBK	—	(44,337)	(44,337)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	3,429,013	EUR	3,476,434	5/27/2026	CBK	$—	$(47,421)	$(47,421)
CAD	3,488,841	EUR	3,476,433	5/27/2026	CBK	12,408	—	12,408
CAD	3,501,108	EUR	3,592,315	5/27/2026	CBK	—	(91,207)	(91,207)
CAD	4,190,184	EUR	4,171,720	5/27/2026	CBK	18,464	—	18,464
CAD	4,920,674	EUR	4,982,889	5/27/2026	CBK	—	(62,215)	(62,215)
GBP	39,438,700	JPY	39,579,571	5/27/2026	CBK	—	(140,871)	(140,871)
EUR	34,764,350	CAD	35,012,702	5/27/2026	CBK	—	(248,352)	(248,352)
JPY	525,585	GBP	529,379	5/27/2026	CBK	—	(3,794)	(3,794)
JPY	667,866	GBP	661,724	5/27/2026	CBK	6,142	—	6,142
JPY	1,050,564	GBP	1,058,758	5/27/2026	CBK	—	(8,194)	(8,194)
JPY	1,832,000	GBP	1,852,825	5/27/2026	CBK	—	(20,825)	(20,825)
JPY	2,620,040	GBP	2,646,894	5/27/2026	CBK	—	(26,854)	(26,854)
EUR	231,170	PLN	230,856	4/1/2026	HUB	314	—	314
EUR	231,170	PLN	230,947	4/1/2026	HUB	223	—	223
EUR	231,170	PLN	231,006	4/1/2026	HUB	164	—	164
EUR	231,170	PLN	231,104	4/1/2026	HUB	66	—	66
USD	830,810	PLN	835,085	4/1/2026	HUB	—	(4,275)	(4,275)
EUR	1,040,265	CHF	1,034,865	4/1/2026	HUB	5,400	—	5,400
EUR	1,155,850	CHF	1,147,786	4/1/2026	HUB	8,064	—	8,064
EUR	1,387,020	CHF	1,379,835	4/1/2026	HUB	7,185	—	7,185
EUR	1,502,605	CHF	1,493,195	4/1/2026	HUB	9,410	—	9,410
USD	2,530,745	CNY	2,540,780	4/1/2026	HUB	—	(10,035)	(10,035)
USD	2,888,237	CNY	2,903,748	4/1/2026	HUB	—	(15,511)	(15,511)
PLN	835,084	USD	829,365	4/1/2026	HUB	5,719	—	5,719
PLN	923,485	EUR	924,680	4/1/2026	HUB	—	(1,195)	(1,195)
USD	3,469,201	CNY	3,484,498	4/1/2026	HUB	—	(15,297)	(15,297)
CHF	5,046,914	EUR	5,085,741	4/1/2026	HUB	—	(38,827)	(38,827)
CNY	8,929,025	USD	8,900,572	4/1/2026	HUB	28,453	—	28,453
EUR	231,170	PLN	231,074	4/2/2026	HUB	96	—	96
EUR	231,170	PLN	231,097	4/2/2026	HUB	73	—	73
EUR	231,170	PLN	231,334	4/2/2026	HUB	—	(164)	(164)
USD	776,107	PLN	781,208	4/2/2026	HUB	—	(5,101)	(5,101)
USD	829,360	PLN	835,084	4/2/2026	HUB	—	(5,724)	(5,724)
EUR	1,040,265	CHF	1,036,721	4/2/2026	HUB	3,544	—	3,544
AUD	620,955	JPY	622,874	4/2/2026	HUB	—	(1,919)	(1,919)
EUR	1,155,850	CHF	1,148,487	4/2/2026	HUB	7,363	—	7,363
EUR	1,271,435	CHF	1,261,960	4/2/2026	HUB	9,475	—	9,475
AUD	928,630	GBP	926,520	4/2/2026	HUB	2,110	—	2,110
USD	1,827,028	BRL	1,834,029	4/2/2026	HUB	—	(7,001)	(7,001)
USD	1,943,946	BRL	1,969,169	4/2/2026	HUB	—	(25,223)	(25,223)
AUD	1,383,438	EUR	1,387,020	4/2/2026	HUB	—	(3,582)	(3,582)
USD	2,019,771	BRL	2,046,391	4/2/2026	HUB	—	(26,620)	(26,620)
USD	2,310,067	BRL	2,355,281	4/2/2026	HUB	—	(45,214)	(45,214)
USD	2,440,979	BRL	2,529,031	4/2/2026	HUB	—	(88,052)	(88,052)
USD	2,605,109	CNY	2,613,373	4/2/2026	HUB	—	(8,264)	(8,264)
USD	2,750,536	BRL	2,799,309	4/2/2026	HUB	—	(48,773)	(48,773)
BRL	2,200,836	USD	2,139,680	4/2/2026	HUB	61,156	—	61,156
BRL	2,220,142	USD	2,198,740	4/2/2026	HUB	21,402	—	21,402
BRL	2,548,336	USD	2,498,646	4/2/2026	HUB	49,690	—	49,690
USD	18,950,535	BRL	19,305,579	4/2/2026	HUB	—	(355,044)	(355,044)
BRL	4,710,561	USD	4,696,173	4/2/2026	HUB	14,388	—	14,388
USD	34,428,409	BRL	35,001,014	4/2/2026	HUB	—	(572,605)	(572,605)
BRL	56,159,927	USD	55,462,027	4/2/2026	HUB	697,900	—	697,900
AUD	206,968	JPY	205,102	4/8/2026	HUB	1,866	—	1,866
AUD	413,937	JPY	420,464	4/8/2026	HUB	—	(6,527)	(6,527)
AUD	551,916	JPY	556,222	4/8/2026	HUB	—	(4,306)	(4,306)
AUD	551,916	JPY	558,408	4/8/2026	HUB	—	(6,492)	(6,492)
AUD	758,884	JPY	756,677	4/8/2026	HUB	2,207	—	2,207
AUD	896,863	JPY	904,126	4/8/2026	HUB	—	(7,263)	(7,263)
AUD	965,852	JPY	960,296	4/8/2026	HUB	5,556	—	5,556
AUD	1,310,800	JPY	1,315,998	4/8/2026	HUB	—	(5,198)	(5,198)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	3,587,451	JPY	3,662,635	4/8/2026	HUB	$—	$(75,184)	$(75,184)
AUD	13,245,974	JPY	12,832,447	4/8/2026	HUB	413,527	—	413,527
AUD	41,393,670	JPY	40,093,823	4/8/2026	HUB	1,299,847	—	1,299,847
JPY	477,202	AUD	482,926	4/8/2026	HUB	—	(5,724)	(5,724)
JPY	498,936	AUD	482,926	4/8/2026	HUB	16,010	—	16,010
JPY	669,924	AUD	689,894	4/8/2026	HUB	—	(19,970)	(19,970)
JPY	943,122	AUD	965,852	4/8/2026	HUB	—	(22,730)	(22,730)
JPY	1,304,548	AUD	1,310,800	4/8/2026	HUB	—	(6,252)	(6,252)
JPY	1,517,399	AUD	1,517,767	4/8/2026	HUB	—	(368)	(368)
JPY	1,534,976	AUD	1,586,757	4/8/2026	HUB	—	(51,781)	(51,781)
JPY	3,102,337	AUD	3,173,515	4/8/2026	HUB	—	(71,178)	(71,178)
JPY	3,822,193	AUD	3,863,409	4/8/2026	HUB	—	(41,216)	(41,216)
JPY	10,791,371	AUD	11,107,301	4/8/2026	HUB	—	(315,930)	(315,930)
GBP	1,257,399	AUD	1,231,294	4/9/2026	HUB	26,105	—	26,105
AUD	918,697	GBP	926,504	4/9/2026	HUB	—	(7,807)	(7,807)
AUD	918,879	GBP	926,505	4/9/2026	HUB	—	(7,626)	(7,626)
AUD	921,014	GBP	926,505	4/9/2026	HUB	—	(5,491)	(5,491)
AUD	922,740	GBP	926,505	4/9/2026	HUB	—	(3,765)	(3,765)
AUD	923,299	GBP	926,505	4/9/2026	HUB	—	(3,206)	(3,206)
AUD	1,062,113	GBP	1,058,862	4/9/2026	HUB	3,251	—	3,251
AUD	1,223,681	GBP	1,191,220	4/9/2026	HUB	32,461	—	32,461
AUD	1,582,175	GBP	1,588,294	4/9/2026	HUB	—	(6,119)	(6,119)
GBP	3,706,018	AUD	3,767,371	4/9/2026	HUB	—	(61,353)	(61,353)
AUD	3,002,220	GBP	2,911,871	4/9/2026	HUB	90,349	—	90,349
AUD	4,306,915	GBP	4,367,808	4/9/2026	HUB	—	(60,893)	(60,893)
AUD	38,965,638	GBP	37,920,511	4/9/2026	HUB	1,045,127	—	1,045,127
USD	19	JPY	19	4/16/2026	HUB	—	—	—
GBP	91	USD	92	4/16/2026	HUB	—	(1)	(1)
USD	99	JPY	99	4/16/2026	HUB	—	—	—
USD	242	GBP	240	4/16/2026	HUB	2	—	2
USD	249	PLN	249	4/16/2026	HUB	—	—	—
USD	425	PLN	428	4/16/2026	HUB	—	(3)	(3)
USD	475	PLN	473	4/16/2026	HUB	2	—	2
PLN	141	USD	140	4/16/2026	HUB	1	—	1
PLN	191	USD	192	4/16/2026	HUB	—	(1)	(1)
USD	874	GBP	872	4/16/2026	HUB	2	—	2
GBP	1,215	USD	1,225	4/16/2026	HUB	—	(10)	(10)
USD	925	CAD	910	4/16/2026	HUB	15	—	15
USD	981	JPY	986	4/16/2026	HUB	—	(5)	(5)
USD	1,282	JPY	1,288	4/16/2026	HUB	—	(6)	(6)
USD	1,504	JPY	1,507	4/16/2026	HUB	—	(3)	(3)
USD	1,580	GBP	1,577	4/16/2026	HUB	3	—	3
USD	1,595	GBP	1,576	4/16/2026	HUB	19	—	19
USD	1,894	JPY	1,906	4/16/2026	HUB	—	(12)	(12)
USD	2,075	JPY	2,072	4/16/2026	HUB	3	—	3
USD	2,120	JPY	2,119	4/16/2026	HUB	1	—	1
GBP	3,418	USD	3,426	4/16/2026	HUB	—	(8)	(8)
USD	2,706	GBP	2,706	4/16/2026	HUB	—	—	—
USD	2,951	CAD	2,895	4/16/2026	HUB	56	—	56
CAD	2,141	USD	2,169	4/16/2026	HUB	—	(28)	(28)
USD	3,069	JPY	3,085	4/16/2026	HUB	—	(16)	(16)
USD	3,150	PLN	3,127	4/16/2026	HUB	23	—	23
GBP	4,831	USD	4,909	4/16/2026	HUB	—	(78)	(78)
USD	3,751	JPY	3,774	4/16/2026	HUB	—	(23)	(23)
PLN	1,235	USD	1,237	4/16/2026	HUB	—	(2)	(2)
USD	4,626	CAD	4,554	4/16/2026	HUB	72	—	72
CAD	3,554	USD	3,620	4/16/2026	HUB	—	(66)	(66)
USD	5,049	PLN	5,039	4/16/2026	HUB	10	—	10
CAD	3,665	USD	3,728	4/16/2026	HUB	—	(63)	(63)
PLN	1,430	USD	1,422	4/16/2026	HUB	8	—	8
USD	5,326	GBP	5,314	4/16/2026	HUB	12	—	12

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	8,451	USD	8,552	4/16/2026	HUB	$—	$(101)	$(101)
USD	7,257	PLN	7,222	4/16/2026	HUB	35	—	35
USD	7,279	PLN	7,304	4/16/2026	HUB	—	(25)	(25)
AUD	7,155	USD	7,397	4/16/2026	HUB	—	(242)	(242)
USD	11,332	PLN	11,164	4/16/2026	HUB	168	—	168
USD	12,173	CAD	12,004	4/16/2026	HUB	169	—	169
CAD	11,662	USD	11,986	4/16/2026	HUB	—	(324)	(324)
CAD	11,695	USD	11,980	4/16/2026	HUB	—	(285)	(285)
USD	21,010	CAD	20,481	4/16/2026	HUB	529	—	529
USD	24,063	JPY	24,136	4/16/2026	HUB	—	(73)	(73)
USD	26,251	JPY	26,332	4/16/2026	HUB	—	(81)	(81)
USD	50,820	JPY	50,977	4/16/2026	HUB	—	(157)	(157)
USD	77,944	AUD	76,382	4/16/2026	HUB	1,562	—	1,562
JPY	522	USD	518	4/16/2026	HUB	4	—	4
JPY	636	USD	637	4/16/2026	HUB	—	(1)	(1)
GBP	187,414	USD	189,336	4/16/2026	HUB	—	(1,922)	(1,922)
JPY	1,224	USD	1,223	4/16/2026	HUB	1	—	1
JPY	1,559	USD	1,560	4/16/2026	HUB	—	(1)	(1)
JPY	1,983	USD	1,982	4/16/2026	HUB	1	—	1
CAD	297,911	USD	305,199	4/16/2026	HUB	—	(7,288)	(7,288)
JPY	4,876	USD	4,893	4/16/2026	HUB	—	(17)	(17)
JPY	6,510	USD	6,560	4/16/2026	HUB	—	(50)	(50)
JPY	7,626	USD	7,622	4/16/2026	HUB	4	—	4
USD	12,520,762	KRW	12,061,444	4/16/2026	HUB	459,318	—	459,318
USD	13,142,029	GBP	12,974,646	4/16/2026	HUB	167,383	—	167,383
USD	2,690,718	CLP	2,700,056	4/22/2026	HUB	—	(9,338)	(9,338)
USD	2,807,654	CLP	2,808,058	4/22/2026	HUB	—	(404)	(404)
USD	2,812,109	CLP	2,808,058	4/22/2026	HUB	4,051	—	4,051
USD	2,860,978	CLP	2,808,058	4/22/2026	HUB	52,920	—	52,920
USD	3,407,763	CLP	3,402,070	4/22/2026	HUB	5,693	—	5,693
CLP	2,754,057	USD	2,939,200	4/22/2026	HUB	—	(185,143)	(185,143)
CLP	15,498,320	USD	15,790,369	4/22/2026	HUB	—	(292,049)	(292,049)
CHF	1,019,636	EUR	1,041,352	4/24/2026	HUB	—	(21,716)	(21,716)
CHF	1,026,882	EUR	1,041,352	4/24/2026	HUB	—	(14,470)	(14,470)
CHF	1,139,889	EUR	1,157,057	4/24/2026	HUB	—	(17,168)	(17,168)
CHF	2,149,190	EUR	2,198,410	4/24/2026	HUB	—	(49,220)	(49,220)
CHF	2,165,660	EUR	2,198,409	4/24/2026	HUB	—	(32,749)	(32,749)
EUR	2,429,822	CHF	2,398,235	4/24/2026	HUB	31,587	—	31,587
EUR	3,471,174	CHF	3,447,508	4/24/2026	HUB	23,666	—	23,666
EUR	3,586,879	CHF	3,554,847	4/24/2026	HUB	32,032	—	32,032
CHF	4,328,953	EUR	4,396,819	4/24/2026	HUB	—	(67,866)	(67,866)
CHF	4,860,376	EUR	4,975,348	4/24/2026	HUB	—	(114,972)	(114,972)
EUR	4,743,937	CHF	4,717,903	4/24/2026	HUB	26,034	—	26,034
EUR	5,091,055	CHF	5,051,922	4/24/2026	HUB	39,133	—	39,133
EUR	6,363,818	CHF	6,303,883	4/24/2026	HUB	59,935	—	59,935
EUR	7,405,170	CHF	7,291,074	4/24/2026	HUB	114,096	—	114,096
CHF	34,171,058	EUR	34,711,734	4/24/2026	HUB	—	(540,676)	(540,676)
USD	1,608,455	KRW	1,568,019	4/27/2026	HUB	40,436	—	40,436
USD	1,666,478	KRW	1,633,353	4/27/2026	HUB	33,125	—	33,125
USD	1,670,945	KRW	1,633,352	4/27/2026	HUB	37,593	—	37,593
USD	1,678,240	KRW	1,633,353	4/27/2026	HUB	44,887	—	44,887
USD	1,723,075	KRW	1,698,687	4/27/2026	HUB	24,388	—	24,388
USD	1,729,436	KRW	1,698,687	4/27/2026	HUB	30,749	—	30,749
USD	1,737,167	KRW	1,698,687	4/27/2026	HUB	38,480	—	38,480
USD	1,737,991	KRW	1,698,687	4/27/2026	HUB	39,304	—	39,304
USD	1,804,439	KRW	1,764,021	4/27/2026	HUB	40,418	—	40,418
USD	1,808,091	KRW	1,764,021	4/27/2026	HUB	44,070	—	44,070
USD	1,873,491	KRW	1,829,355	4/27/2026	HUB	44,136	—	44,136
USD	1,952,901	KRW	1,894,689	4/27/2026	HUB	58,212	—	58,212
USD	1,985,110	KRW	1,960,023	4/27/2026	HUB	25,087	—	25,087
USD	2,010,724	KRW	1,960,024	4/27/2026	HUB	50,700	—	50,700

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,013,689	KRW	1,960,023	4/27/2026	HUB	$53,666	$—	$53,666
USD	2,019,470	KRW	1,960,023	4/27/2026	HUB	59,447	—	59,447
USD	2,125,463	KRW	2,090,691	4/27/2026	HUB	34,772	—	34,772
USD	2,281,757	KRW	2,221,360	4/27/2026	HUB	60,397	—	60,397
USD	2,340,605	KRW	2,286,694	4/27/2026	HUB	53,911	—	53,911
USD	2,344,163	KRW	2,286,694	4/27/2026	HUB	57,469	—	57,469
USD	2,779,013	KRW	2,613,365	4/27/2026	HUB	165,648	—	165,648
USD	8,774,493	KRW	8,493,434	4/27/2026	HUB	281,059	—	281,059
BRL	19,188,422	USD	18,832,562	5/5/2026	HUB	355,860	—	355,860
BRL	34,788,609	USD	34,214,648	5/5/2026	HUB	573,961	—	573,961
USD	1,556,126	COP	1,619,106	5/6/2026	HUB	—	(62,980)	(62,980)
USD	1,739,827	COP	1,781,016	5/6/2026	HUB	—	(41,189)	(41,189)
COP	1,619,105	USD	1,604,025	5/6/2026	HUB	15,080	—	15,080
COP	1,619,105	USD	1,610,500	5/6/2026	HUB	8,605	—	8,605
COP	1,834,986	USD	1,815,759	5/6/2026	HUB	19,227	—	19,227
COP	2,320,718	USD	2,231,755	5/6/2026	HUB	88,963	—	88,963
COP	2,536,599	USD	2,509,927	5/6/2026	HUB	26,672	—	26,672
COP	2,698,509	USD	2,671,818	5/6/2026	HUB	26,691	—	26,691
COP	21,372,192	USD	21,153,733	5/6/2026	HUB	218,459	—	218,459
USD	87,313,190	KRW	84,317,716	5/12/2026	HUB	2,995,474	—	2,995,474
USD	2,543,436	CNY	2,549,701	5/22/2026	HUB	—	(6,265)	(6,265)
USD	2,758,643	CNY	2,768,247	5/22/2026	HUB	—	(9,604)	(9,604)
USD	6,116,053	CNY	6,119,283	5/22/2026	HUB	—	(3,230)	(3,230)
USD	8,932,732	CNY	8,960,379	5/22/2026	HUB	—	(27,647)	(27,647)
USD	12,331,708	CNY	12,384,262	5/22/2026	HUB	—	(52,554)	(52,554)
USD	15,940,500	CNY	16,026,693	5/22/2026	HUB	—	(86,193)	(86,193)
USD	18,775,658	CNY	18,794,940	5/22/2026	HUB	—	(19,282)	(19,282)
CNY	161,141,124	USD	161,247,537	5/22/2026	HUB	—	(106,413)	(106,413)
EUR	231,752	PLN	230,122	5/26/2026	HUB	1,630	—	1,630
EUR	231,752	PLN	230,997	5/26/2026	HUB	755	—	755
EUR	347,628	PLN	342,606	5/26/2026	HUB	5,022	—	5,022
EUR	463,504	PLN	463,980	5/26/2026	HUB	—	(476)	(476)
EUR	579,380	PLN	575,782	5/26/2026	HUB	3,598	—	3,598
EUR	695,256	PLN	692,134	5/26/2026	HUB	3,122	—	3,122
EUR	695,256	PLN	692,540	5/26/2026	HUB	2,716	—	2,716
USD	780,624	PLN	781,086	5/26/2026	HUB	—	(462)	(462)
USD	782,965	PLN	781,086	5/26/2026	HUB	1,879	—	1,879
USD	789,344	PLN	781,086	5/26/2026	HUB	8,258	—	8,258
EUR	927,007	PLN	925,851	5/26/2026	HUB	1,156	—	1,156
USD	802,636	PLN	781,086	5/26/2026	HUB	21,550	—	21,550
USD	807,989	PLN	808,021	5/26/2026	HUB	—	(32)	(32)
USD	829,251	PLN	834,954	5/26/2026	HUB	—	(5,703)	(5,703)
USD	839,438	PLN	834,954	5/26/2026	HUB	4,484	—	4,484
USD	861,612	PLN	861,888	5/26/2026	HUB	—	(276)	(276)
USD	866,989	PLN	861,888	5/26/2026	HUB	5,101	—	5,101
EUR	1,042,883	PLN	1,033,074	5/26/2026	HUB	9,809	—	9,809
EUR	1,158,759	PLN	1,151,848	5/26/2026	HUB	6,911	—	6,911
USD	1,036,554	PLN	996,558	5/26/2026	HUB	39,996	—	39,996
EUR	1,390,511	PLN	1,388,677	5/26/2026	HUB	1,834	—	1,834
USD	1,583,794	PLN	1,589,106	5/26/2026	HUB	—	(5,312)	(5,312)
USD	1,642,316	PLN	1,642,974	5/26/2026	HUB	—	(658)	(658)
USD	1,658,378	PLN	1,669,908	5/26/2026	HUB	—	(11,530)	(11,530)
USD	1,664,435	PLN	1,642,974	5/26/2026	HUB	21,461	—	21,461
USD	1,680,299	PLN	1,669,908	5/26/2026	HUB	10,391	—	10,391
USD	1,743,793	PLN	1,750,710	5/26/2026	HUB	—	(6,917)	(6,917)
USD	1,831,707	PLN	1,831,512	5/26/2026	HUB	195	—	195
EUR	2,201,643	PLN	2,191,823	5/26/2026	HUB	9,820	—	9,820
PLN	570,139	EUR	579,380	5/26/2026	HUB	—	(9,241)	(9,241)
USD	3,000,252	PLN	2,881,938	5/26/2026	HUB	118,314	—	118,314
EUR	4,055,658	PLN	4,040,176	5/26/2026	HUB	15,482	—	15,482
USD	3,916,420	PLN	3,878,496	5/26/2026	HUB	37,924	—	37,924

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,002,931	PLN	3,932,364	5/26/2026	HUB	$70,567	$—	$70,567
PLN	1,141,255	EUR	1,158,760	5/26/2026	HUB	—	(17,505)	(17,505)
USD	4,338,663	PLN	4,255,572	5/26/2026	HUB	83,091	—	83,091
USD	5,126,842	PLN	5,090,526	5/26/2026	HUB	36,316	—	36,316
PLN	1,849,436	EUR	1,854,015	5/26/2026	HUB	—	(4,579)	(4,579)
EUR	8,690,695	PLN	8,678,367	5/26/2026	HUB	12,328	—	12,328
EUR	16,338,506	PLN	16,342,729	5/26/2026	HUB	—	(4,223)	(4,223)
PLN	4,104,348	EUR	4,171,535	5/26/2026	HUB	—	(67,187)	(67,187)
USD	15,546,066	PLN	15,433,183	5/26/2026	HUB	112,883	—	112,883
PLN	13,116,859	USD	13,703,734	5/26/2026	HUB	—	(586,875)	(586,875)
PLN	22,793,545	EUR	23,175,190	5/26/2026	HUB	—	(381,645)	(381,645)
PLN	22,824,477	EUR	23,175,190	5/26/2026	HUB	—	(350,713)	(350,713)
PLN	32,320,803	USD	33,777,367	5/26/2026	HUB	—	(1,456,564)	(1,456,564)
EUR	695,287	AUD	673,865	5/27/2026	HUB	21,422	—	21,422
AUD	686,786	EUR	695,288	5/27/2026	HUB	—	(8,502)	(8,502)
AUD	690,082	EUR	695,287	5/27/2026	HUB	—	(5,205)	(5,205)
AUD	692,577	EUR	695,288	5/27/2026	HUB	—	(2,711)	(2,711)
AUD	696,440	EUR	695,287	5/27/2026	HUB	1,153	—	1,153
AUD	1,367,143	EUR	1,390,575	5/27/2026	HUB	—	(23,432)	(23,432)
AUD	1,388,769	EUR	1,390,574	5/27/2026	HUB	—	(1,805)	(1,805)
AUD	1,725,496	EUR	1,738,218	5/27/2026	HUB	—	(12,722)	(12,722)
AUD	1,849,861	EUR	1,854,099	5/27/2026	HUB	—	(4,238)	(4,238)
EUR	3,244,673	AUD	3,142,278	5/27/2026	HUB	102,395	—	102,395
AUD	2,081,227	EUR	2,085,862	5/27/2026	HUB	—	(4,635)	(4,635)
AUD	2,103,476	EUR	2,085,862	5/27/2026	HUB	17,614	—	17,614
AUD	4,746,512	EUR	4,867,011	5/27/2026	HUB	—	(120,499)	(120,499)
AUD	35,048,757	EUR	34,764,359	5/27/2026	HUB	284,398	—	284,398
EUR	577,925	SEK	576,142	4/1/2026	NWM	1,783	—	1,783
EUR	577,925	SEK	576,672	4/1/2026	NWM	1,253	—	1,253
EUR	693,510	SEK	693,803	4/1/2026	NWM	—	(293)	(293)
EUR	693,510	JPY	695,245	4/1/2026	NWM	—	(1,735)	(1,735)
USD	3,472,836	ILS	3,498,394	4/1/2026	NWM	—	(25,558)	(25,558)
ILS	3,498,394	USD	3,466,649	4/1/2026	NWM	31,745	—	31,745
SEK	1,854,423	EUR	1,849,361	4/1/2026	NWM	5,062	—	5,062
JPY	692,163	EUR	693,510	4/1/2026	NWM	—	(1,347)	(1,347)
EUR	577,925	SEK	578,371	4/2/2026	NWM	—	(446)	(446)
EUR	577,925	SEK	578,570	4/2/2026	NWM	—	(645)	(645)
EUR	577,925	SEK	579,540	4/2/2026	NWM	—	(1,615)	(1,615)
GBP	1,149,571	EUR	1,155,850	4/2/2026	NWM	—	(6,279)	(6,279)
EUR	1,040,265	JPY	1,039,555	4/2/2026	NWM	710	—	710
HUF	1,273,192	EUR	1,271,435	4/2/2026	NWM	1,757	—	1,757
HUF	1,395,921	EUR	1,387,020	4/2/2026	NWM	8,901	—	8,901
USD	3,631,180	ILS	3,657,412	4/3/2026	NWM	—	(26,232)	(26,232)
EUR	693,671	JPY	690,633	4/7/2026	NWM	3,038	—	3,038
EUR	693,671	JPY	692,294	4/7/2026	NWM	1,377	—	1,377
EUR	924,895	JPY	930,194	4/7/2026	NWM	—	(5,299)	(5,299)
EUR	1,387,343	JPY	1,385,482	4/7/2026	NWM	1,861	—	1,861
EUR	1,387,343	JPY	1,387,083	4/7/2026	NWM	260	—	260
EUR	1,502,954	JPY	1,505,220	4/7/2026	NWM	—	(2,266)	(2,266)
EUR	1,502,954	JPY	1,518,025	4/7/2026	NWM	—	(15,071)	(15,071)
EUR	1,965,402	JPY	1,981,470	4/7/2026	NWM	—	(16,068)	(16,068)
EUR	2,081,014	JPY	2,087,057	4/7/2026	NWM	—	(6,043)	(6,043)
EUR	2,196,626	JPY	2,204,169	4/7/2026	NWM	—	(7,543)	(7,543)
EUR	2,427,850	JPY	2,440,728	4/7/2026	NWM	—	(12,878)	(12,878)
EUR	2,890,297	JPY	2,902,826	4/7/2026	NWM	—	(12,529)	(12,529)
EUR	2,890,297	JPY	2,903,600	4/7/2026	NWM	—	(13,303)	(13,303)
EUR	6,127,430	JPY	6,101,973	4/7/2026	NWM	25,457	—	25,457
EUR	31,099,596	JPY	31,049,321	4/7/2026	NWM	50,275	—	50,275
JPY	686,750	EUR	693,672	4/7/2026	NWM	—	(6,922)	(6,922)
JPY	2,750,025	EUR	2,774,687	4/7/2026	NWM	—	(24,662)	(24,662)
JPY	3,087,540	EUR	3,121,523	4/7/2026	NWM	—	(33,983)	(33,983)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	6,005,337	ZAR	6,111,063	4/14/2026	NWM	$—	$(105,726)	$(105,726)
USD	6,062,702	ZAR	5,904,409	4/14/2026	NWM	158,293	—	158,293
USD	6,229,654	ZAR	6,229,151	4/14/2026	NWM	503	—	503
USD	6,280,991	ZAR	5,904,408	4/14/2026	NWM	376,583	—	376,583
USD	6,358,669	ZAR	6,288,195	4/14/2026	NWM	70,474	—	70,474
USD	6,381,588	ZAR	6,258,673	4/14/2026	NWM	122,915	—	122,915
USD	6,585,255	ZAR	6,524,371	4/14/2026	NWM	60,884	—	60,884
USD	6,774,076	ZAR	6,524,371	4/14/2026	NWM	249,705	—	249,705
USD	6,831,022	ZAR	6,553,893	4/14/2026	NWM	277,129	—	277,129
USD	7,059,252	ZAR	7,026,246	4/14/2026	NWM	33,006	—	33,006
USD	8,599,851	ZAR	8,177,606	4/14/2026	NWM	422,245	—	422,245
USD	10,821,239	ZAR	10,214,627	4/14/2026	NWM	606,612	—	606,612
USD	11,911,607	ZAR	11,247,899	4/14/2026	NWM	663,708	—	663,708
USD	12,874,436	ZAR	12,546,868	4/14/2026	NWM	327,568	—	327,568
USD	13,016,109	ZAR	12,546,868	4/14/2026	NWM	469,241	—	469,241
ZAR	4,723,527	USD	4,868,693	4/14/2026	NWM	—	(145,166)	(145,166)
ZAR	10,332,715	USD	10,620,269	4/14/2026	NWM	—	(287,554)	(287,554)
ZAR	15,735,248	USD	16,133,308	4/14/2026	NWM	—	(398,060)	(398,060)
ZAR	19,189,327	USD	19,726,517	4/14/2026	NWM	—	(537,190)	(537,190)
ZAR	26,865,058	USD	27,647,631	4/14/2026	NWM	—	(782,573)	(782,573)
ZAR	30,702,923	USD	31,482,982	4/14/2026	NWM	—	(780,059)	(780,059)
ZAR	42,216,520	USD	43,474,337	4/14/2026	NWM	—	(1,257,817)	(1,257,817)
USD	943	CHF	934	4/16/2026	NWM	9	—	9
CHF	1,335	USD	1,358	4/16/2026	NWM	—	(23)	(23)
USD	2,588	CHF	2,546	4/16/2026	NWM	42	—	42
USD	2,786	CHF	2,737	4/16/2026	NWM	49	—	49
USD	4,555	HUF	4,612	4/16/2026	NWM	—	(57)	(57)
USD	4,778	HUF	4,895	4/16/2026	NWM	—	(117)	(117)
CHF	7,010	USD	7,007	4/16/2026	NWM	3	—	3
USD	6,847	CHF	6,734	4/16/2026	NWM	113	—	113
CHF	8,996	USD	9,107	4/16/2026	NWM	—	(111)	(111)
CHF	9,929	USD	9,960	4/16/2026	NWM	—	(31)	(31)
USD	8,774	CHF	8,781	4/16/2026	NWM	—	(7)	(7)
USD	9,780	CHF	9,695	4/16/2026	NWM	85	—	85
USD	10,970	HUF	11,104	4/16/2026	NWM	—	(134)	(134)
USD	123,208	HUF	123,211	4/16/2026	NWM	—	(3)	(3)
HUF	1,753	USD	1,720	4/16/2026	NWM	33	—	33
HUF	31,220	USD	30,154	4/16/2026	NWM	1,066	—	1,066
USD	1,145,803	PEN	1,148,485	4/20/2026	NWM	—	(2,682)	(2,682)
PEN	1,148,485	USD	1,163,670	4/20/2026	NWM	—	(15,185)	(15,185)
USD	3,472,769	ILS	3,503,664	5/13/2026	NWM	—	(30,895)	(30,895)
USD	3,509,905	ILS	3,503,665	5/13/2026	NWM	6,240	—	6,240
USD	3,525,787	ILS	3,503,665	5/13/2026	NWM	22,122	—	22,122
USD	3,538,394	ILS	3,503,665	5/13/2026	NWM	34,729	—	34,729
USD	3,662,010	ILS	3,662,922	5/13/2026	NWM	—	(912)	(912)
USD	3,684,574	ILS	3,662,922	5/13/2026	NWM	21,652	—	21,652
USD	3,689,851	ILS	3,662,922	5/13/2026	NWM	26,929	—	26,929
USD	3,833,301	ILS	3,822,179	5/13/2026	NWM	11,122	—	11,122
ILS	1,274,060	USD	1,269,744	5/13/2026	NWM	4,316	—	4,316
USD	4,049,029	ILS	3,981,437	5/13/2026	NWM	67,592	—	67,592
USD	7,877,768	ILS	7,803,617	5/13/2026	NWM	74,151	—	74,151
USD	8,089,369	ILS	7,962,874	5/13/2026	NWM	126,495	—	126,495
ILS	21,977,532	USD	22,367,792	5/13/2026	NWM	—	(390,260)	(390,260)
ILS	57,332,692	USD	58,520,656	5/13/2026	NWM	—	(1,187,964)	(1,187,964)
USD	815,780	HUF	839,278	5/18/2026	NWM	—	(23,498)	(23,498)
USD	828,548	HUF	839,277	5/18/2026	NWM	—	(10,729)	(10,729)
USD	829,489	HUF	839,277	5/18/2026	NWM	—	(9,788)	(9,788)
USD	870,244	HUF	899,226	5/18/2026	NWM	—	(28,982)	(28,982)
USD	896,253	HUF	899,226	5/18/2026	NWM	—	(2,973)	(2,973)
USD	904,686	HUF	899,226	5/18/2026	NWM	5,460	—	5,460
USD	990,548	HUF	1,019,123	5/18/2026	NWM	—	(28,575)	(28,575)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,771,593	HUF	1,768,478	5/18/2026	NWM	$3,115	$—	$3,115
USD	2,004,404	HUF	2,008,272	5/18/2026	NWM	—	(3,868)	(3,868)
USD	2,130,621	HUF	2,098,194	5/18/2026	NWM	32,427	—	32,427
USD	6,399,349	HUF	6,414,480	5/18/2026	NWM	—	(15,131)	(15,131)
HUF	839,278	USD	869,318	5/18/2026	NWM	—	(30,040)	(30,040)
HUF	17,744,730	USD	18,265,680	5/18/2026	NWM	—	(520,950)	(520,950)
GBP	918,679	EUR	927,008	5/26/2026	NWM	—	(8,329)	(8,329)
GBP	920,068	EUR	927,008	5/26/2026	NWM	—	(6,940)	(6,940)
GBP	921,124	EUR	927,007	5/26/2026	NWM	—	(5,883)	(5,883)
GBP	921,291	EUR	927,007	5/26/2026	NWM	—	(5,716)	(5,716)
EUR	1,158,759	SEK	1,138,566	5/26/2026	NWM	20,193	—	20,193
EUR	1,158,759	SEK	1,145,590	5/26/2026	NWM	13,169	—	13,169
EUR	1,158,759	SEK	1,147,658	5/26/2026	NWM	11,101	—	11,101
EUR	1,158,759	SEK	1,151,558	5/26/2026	NWM	7,201	—	7,201
EUR	1,158,759	SEK	1,153,431	5/26/2026	NWM	5,328	—	5,328
EUR	1,274,635	SEK	1,255,764	5/26/2026	NWM	18,871	—	18,871
EUR	1,274,635	HUF	1,287,211	5/26/2026	NWM	—	(12,576)	(12,576)
EUR	1,274,635	HUF	1,299,021	5/26/2026	NWM	—	(24,386)	(24,386)
EUR	1,506,387	SEK	1,478,561	5/26/2026	NWM	27,826	—	27,826
EUR	1,738,139	SEK	1,699,949	5/26/2026	NWM	38,190	—	38,190
EUR	1,854,015	SEK	1,859,141	5/26/2026	NWM	—	(5,126)	(5,126)
EUR	1,854,015	HUF	1,815,790	5/26/2026	NWM	38,225	—	38,225
EUR	2,201,643	SEK	2,122,837	5/26/2026	NWM	78,806	—	78,806
EUR	2,549,270	SEK	2,514,902	5/26/2026	NWM	34,368	—	34,368
EUR	2,665,146	SEK	2,592,210	5/26/2026	NWM	72,936	—	72,936
EUR	2,665,146	SEK	2,637,254	5/26/2026	NWM	27,892	—	27,892
EUR	2,665,146	HUF	2,668,118	5/26/2026	NWM	—	(2,972)	(2,972)
EUR	2,896,898	HUF	2,917,979	5/26/2026	NWM	—	(21,081)	(21,081)
EUR	3,012,774	HUF	3,038,761	5/26/2026	NWM	—	(25,987)	(25,987)
EUR	4,171,533	HUF	4,297,265	5/26/2026	NWM	—	(125,732)	(125,732)
EUR	4,287,409	HUF	4,314,872	5/26/2026	NWM	—	(27,463)	(27,463)
EUR	8,111,315	HUF	8,062,580	5/26/2026	NWM	48,735	—	48,735
SEK	1,143,221	EUR	1,158,759	5/26/2026	NWM	—	(15,538)	(15,538)
EUR	12,862,228	HUF	12,986,365	5/26/2026	NWM	—	(124,137)	(124,137)
GBP	53,097,296	EUR	53,766,441	5/26/2026	NWM	—	(669,145)	(669,145)
SEK	29,979,402	EUR	31,054,753	5/26/2026	NWM	—	(1,075,351)	(1,075,351)
HUF	1,262,973	EUR	1,274,635	5/26/2026	NWM	—	(11,662)	(11,662)
HUF	1,290,001	EUR	1,274,635	5/26/2026	NWM	15,366	—	15,366
HUF	1,483,240	EUR	1,506,387	5/26/2026	NWM	—	(23,147)	(23,147)
HUF	2,763,793	EUR	2,781,023	5/26/2026	NWM	—	(17,230)	(17,230)
HUF	40,311,215	EUR	40,556,579	5/26/2026	NWM	—	(245,364)	(245,364)
USD	714,327	PEN	714,931	7/8/2026	NWM	—	(604)	(604)
PEN	1,143,888	USD	1,141,259	7/8/2026	NWM	2,629	—	2,629
EUR	1,782,911	USD	1,790,626	4/16/2026	SSB	—	(7,715)	(7,715)
USD	4,558,040	GBP	4,492,402	4/16/2026	SSB	65,638	—	65,638
CAD	3,398,551	USD	3,487,177	4/16/2026	SSB	—	(88,626)	(88,626)
MYR	1,951,923	USD	1,999,746	4/16/2026	SSB	—	(47,823)	(47,823)
USD	22,893,752	MYR	22,360,395	4/16/2026	SSB	533,357	—	533,357

						$28,770,606	$(27,854,535)	$916,071

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas NA
CBK	Citibank NA
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European Derivatives Exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MIAX	Miami International Securities Exchange
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Exchange Abbreviations: (continued)

TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:

BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CORRA	Canadian Overnight Repo Rate Average.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
Gilt	Bank of England Bonds.
IFSC	Indian Financial System Code.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
SCHATZ	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$1,509,353,470	$—	$1,509,353,470

Total Investments in Securities - Assets	$—	$1,509,353,470	$—	$1,509,353,470

Financial Derivative Instruments - Assets
Futures Contracts	$43,716,817	$—	$—	$43,716,817
Forward Foreign Currency Contracts	—	28,770,606	—	28,770,606

Total Financial Derivative Instruments - Assets	$43,716,817	$28,770,606	$—	$72,487,423

Financial Derivative Instruments - Liabilities
Futures Contracts	$(14,933,078)	$—	$—	$(14,933,078)
Forward Foreign Currency Contracts	—	(27,854,535)	—	(27,854,535)

Total Financial Derivative Instruments - Liabilities	$(14,933,078)	$(27,854,535)	$—	$(42,787,613)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount			Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 18.0%
French Republic Government Bonds OAT,
0.100%, Due 7/25/2036A B		EUR	3,144,925	$3,160,876
0.100%, Due 7/25/2053A B			1,798,005	1,261,678
Italy Buoni Poliennali Del Tesoro,
0.400%, Due 5/15/2030A B			1,856,745	2,124,752
1.100%, Due 8/15/2031A B			500,325	585,084
1.800%, Due 5/15/2036A B C			4,138,880	4,810,500
U.K. Inflation-Linked Gilts,
1.125%, Due 9/22/2035A B		GBP	7,279,160	9,426,422
0.625%, Due 3/22/2045A B			1,675,275	1,713,159
1.250%, Due 11/22/2054A B			1,610,490	1,727,485

Total Foreign Sovereign Obligations (Cost $24,692,961)				24,809,956

U.S. TREASURY OBLIGATIONS - 28.2%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055A	$		3,091,890	2,873,132

U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 4/15/2030A			9,194,610	9,286,052
1.125%, Due 10/15/2030A			7,540,500	7,472,821
1.875%, Due 7/15/2035A			17,724,230	17,637,110
1.875%, Due 1/15/2036A			1,501,290	1,483,163

				35,879,146

Total U.S. Treasury Obligations (Cost $39,230,492)				38,752,278

SHORT-TERM INVESTMENTS - 41.2%
U.S. Treasury Obligations - 41.2%
U.S. Treasury Bills,
3.609%, Due 4/16/2026C D E			6,000,000	5,990,935
3.680%, Due 5/14/2026D E			34,000,000	33,852,157
3.646%, Due 6/4/2026C D E			6,000,000	5,961,453
3.652%, Due 7/9/2026C D E			6,000,000	5,940,509
3.704%, Due 9/3/2026C D E			5,000,000	4,922,659

				56,667,713

Total Short-Term Investments (Cost $56,671,393)				56,667,713

TOTAL INVESTMENTS - 87.4% (Cost $120,594,846)				120,229,947
OTHER ASSETS, NET OF LIABILITIES - 12.6%				17,332,458

TOTAL NET ASSETS - 100.0%				$137,562,405

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.
B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	All or a portion represents positions held by the American Beacon Cayman TargetRisk Company, Ltd.
D	Coupon represents a weighted average yield to maturity.
E	Zero coupon bond.

Long Futures Contracts Open on March 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	4	June 2026	$1,023,598	$1,007,347	$(16,251)
CME E-Mini NASDAQ 100 Index Futures	5	June 2026	2,472,208	2,391,500	(80,708)
CME E-Mini Standard & Poor’s 500 Index Futures	14	June 2026	4,687,229	4,599,525	(87,704)
Eurex DAX Index Futures	2	June 2026	1,375,162	1,319,808	(55,354)
Eurex EURO STOXX 50 Futures	29	June 2026	1,904,195	1,841,905	(62,290)
Eurex STOXX Europe 600 ESG-X Index Futures	2	June 2026	49,610	47,875	(1,735)
Euronext CAC 40 Index Futures	12	April 2026	1,106,931	1,085,343	(21,588)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Long Futures Contracts Open on March 31, 2026 (continued):

Equity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
HKG Hang Seng China Enterprises Index Futures	12	April 2026	$648,374	$639,469	$(8,905)
HKG Hang Seng Index Futures	5	April 2026	795,998	789,261	(6,737)
ICE FTSE 100 Index Futures	18	June 2026	2,470,304	2,429,892	(40,412)
KFE KOSPI 200 Index Futures	4	June 2026	552,921	489,178	(63,743)
Montreal Exchange S&P/TSX 60 Index Futures	9	June 2026	2,449,523	2,468,579	19,056
NSE IFSC NIFTY 50 Index Futures	2	April 2026	93,596	89,926	(3,670)
OML Stockholm OMXS30 Index Futures	35	April 2026	1,108,033	1,079,579	(28,454)
SAFEX FTSE/JSE Top 40 Index Futures	4	June 2026	257,939	252,667	(5,272)
SFE S&P ASX Share Price Index 200 Futures	13	June 2026	1,939,411	1,908,902	(30,509)
SGX FTSE China A50 Futures Contract	71	April 2026	1,033,732	1,032,056	(1,676)
SGX FTSE Taiwan Index Futures	4	April 2026	436,299	413,280	(23,019)
SGX MSCI Singapore Index Futures	13	April 2026	440,193	441,456	1,263
SGX Nikkei 225 Stock Index Futures	8	June 2026	1,371,642	1,293,721	(77,921)
TSE TOPIX Futures	10	June 2026	2,300,256	2,207,870	(92,386)

			$28,517,154	$27,829,139	$(688,015)

Centrally Cleared Swap Agreements Outstanding on March 31, 2026:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2026(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S45	5.00	Quarterly	12/20/2030	3.6402	USD	4,950	$(224,939)	$(270,588)	$(45,649)

							$(224,939)	$(270,588)	$(45,649)

Credit Default Swaps on Credit Indices - Sell Protection(5)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2026(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S45	5.00	Quarterly	12/20/2030	3.6402	USD	4,950	$233,123	$270,588	$37,465
iTraxx Europe S45	1.00	Quarterly	6/20/2031	0.7135	EUR	10,000	150,277	162,443	12,166
iTraxx Europe Crossover S45	5.00	Quarterly	6/20/2031	3.5279	EUR	5,000	310,273	372,031	61,758
CDX.NA.IG.S46	1.00	Quarterly	6/20/2031	0.6305	USD	10,000	156,117	176,214	20,097
CDX.NA.HY.S46	5.00	Quarterly	6/20/2031	3.8482	USD	5,000	197,418	249,674	52,256

							$1,047,208	$1,230,950	$183,742

OTC Swap Agreements Outstanding on March 31, 2026:

Total Return Swaps Agreements

									Premiums	Unrealized
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Paid (Received)	Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	4/2/2026	31,000	$5,552,348	$8,519	$364,039

									$8,519	$364,039

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Forward Foreign Currency Contracts Open on March 31, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	47,775	USD	48,392	4/16/2026	SSB	$—	$(617)	$(617)
GBP	50,730	USD	51,319	4/16/2026	SSB	—	(589)	(589)
USD	42,060	EUR	42,192	4/16/2026	SSB	—	(132)	(132)
USD	44,488	CAD	43,796	4/16/2026	SSB	692	—	692
USD	46,174	JPY	46,426	4/16/2026	SSB	—	(252)	(252)
USD	46,312	EUR	46,126	4/16/2026	SSB	186	—	186
USD	46,380	EUR	46,676	4/16/2026	SSB	—	(296)	(296)
USD	47,870	JPY	47,854	4/16/2026	SSB	16	—	16
USD	54,034	SEK	52,708	4/16/2026	SSB	1,326	—	1,326
USD	54,799	GBP	54,212	4/16/2026	SSB	587	—	587
EUR	65,295	USD	65,141	4/16/2026	SSB	154	—	154
GBP	75,448	USD	76,120	4/16/2026	SSB	—	(672)	(672)
USD	57,166	AUD	56,010	4/16/2026	SSB	1,156	—	1,156
EUR	67,755	USD	67,417	4/16/2026	SSB	338	—	338
USD	60,104	HKD	60,040	4/16/2026	SSB	64	—	64
USD	60,785	EUR	60,703	4/16/2026	SSB	82	—	82
USD	62,299	HKD	62,229	4/16/2026	SSB	70	—	70
EUR	72,865	USD	73,175	4/16/2026	SSB	—	(310)	(310)
GBP	83,589	USD	84,200	4/16/2026	SSB	—	(611)	(611)
USD	63,511	JPY	63,450	4/16/2026	SSB	61	—	61
USD	67,106	EUR	67,497	4/16/2026	SSB	—	(391)	(391)
USD	69,858	AUD	68,679	4/16/2026	SSB	1,179	—	1,179
USD	72,147	JPY	72,267	4/16/2026	SSB	—	(120)	(120)
USD	80,137	GBP	80,039	4/16/2026	SSB	98	—	98
EUR	99,180	USD	99,015	4/16/2026	SSB	165	—	165
USD	87,500	EUR	87,618	4/16/2026	SSB	—	(118)	(118)
USD	94,749	CAD	92,904	4/16/2026	SSB	1,845	—	1,845
AUD	65,907	USD	68,058	4/16/2026	SSB	—	(2,151)	(2,151)
GBP	129,323	USD	131,389	4/16/2026	SSB	—	(2,066)	(2,066)
USD	98,012	SEK	96,632	4/16/2026	SSB	1,380	—	1,380
USD	103,286	CAD	101,888	4/16/2026	SSB	1,398	—	1,398
USD	104,008	CAD	102,721	4/16/2026	SSB	1,287	—	1,287
EUR	120,495	USD	120,718	4/16/2026	SSB	—	(223)	(223)
EUR	122,514	USD	122,322	4/16/2026	SSB	192	—	192
USD	106,320	JPY	106,640	4/16/2026	SSB	—	(320)	(320)
USD	107,857	GBP	106,355	4/16/2026	SSB	1,502	—	1,502
USD	110,750	EUR	111,572	4/16/2026	SSB	—	(822)	(822)
AUD	77,121	USD	77,566	4/16/2026	SSB	—	(445)	(445)
USD	112,781	CAD	109,820	4/16/2026	SSB	2,961	—	2,961
EUR	137,575	USD	137,880	4/16/2026	SSB	—	(305)	(305)
CAD	86,206	USD	87,655	4/16/2026	SSB	—	(1,449)	(1,449)
USD	120,957	JPY	121,034	4/16/2026	SSB	—	(77)	(77)
USD	127,105	GBP	125,868	4/16/2026	SSB	1,237	—	1,237
CAD	99,213	USD	99,791	4/16/2026	SSB	—	(578)	(578)
CAD	104,993	USD	106,264	4/16/2026	SSB	—	(1,271)	(1,271)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	154,006	AUD	149,485	4/16/2026	SSB	$4,521	$—	$4,521
EUR	179,401	USD	178,980	4/16/2026	SSB	421	—	421
CAD	127,426	USD	130,692	4/16/2026	SSB	—	(3,266)	(3,266)
USD	188,610	GBP	187,069	4/16/2026	SSB	1,541	—	1,541
EUR	221,550	USD	219,616	4/16/2026	SSB	1,934	—	1,934
AUD	141,846	USD	144,707	4/16/2026	SSB	—	(2,861)	(2,861)
EUR	238,268	USD	238,545	4/16/2026	SSB	—	(277)	(277)
USD	211,239	JPY	209,667	4/16/2026	SSB	1,572	—	1,572
EUR	249,007	USD	250,980	4/16/2026	SSB	—	(1,973)	(1,973)
USD	230,975	EUR	230,900	4/16/2026	SSB	75	—	75
USD	244,227	JPY	242,414	4/16/2026	SSB	1,813	—	1,813
USD	348,847	EUR	348,282	4/16/2026	SSB	565	—	565
EUR	462,564	USD	459,892	4/16/2026	SSB	2,672	—	2,672
HKD	53,109	USD	53,244	4/16/2026	SSB	—	(135)	(135)
SEK	46,104	USD	46,887	4/16/2026	SSB	—	(783)	(783)
GBP	578,650	USD	585,186	4/16/2026	SSB	—	(6,536)	(6,536)
SEK	47,083	USD	47,439	4/16/2026	SSB	—	(356)	(356)
GBP	661,158	USD	661,380	4/16/2026	SSB	—	(222)	(222)
HKD	65,090	USD	65,345	4/16/2026	SSB	—	(255)	(255)
HKD	65,113	USD	65,211	4/16/2026	SSB	—	(98)	(98)
EUR	609,740	USD	609,875	4/16/2026	SSB	—	(135)	(135)
GBP	718,269	USD	722,211	4/16/2026	SSB	—	(3,942)	(3,942)
EUR	675,304	USD	673,308	4/16/2026	SSB	1,996	—	1,996
HKD	80,378	USD	80,651	4/16/2026	SSB	—	(273)	(273)
USD	638,829	EUR	643,080	4/16/2026	SSB	—	(4,251)	(4,251)
EUR	858,492	USD	858,511	4/16/2026	SSB	—	(19)	(19)
HKD	103,042	USD	103,519	4/16/2026	SSB	—	(477)	(477)
EUR	1,015,494	USD	1,018,466	4/16/2026	SSB	—	(2,972)	(2,972)
EUR	1,105,724	USD	1,101,842	4/16/2026	SSB	3,882	—	3,882
USD	1,121,792	KRW	1,082,948	4/16/2026	SSB	38,844	—	38,844
USD	1,152,361	EUR	1,156,614	4/16/2026	SSB	—	(4,253)	(4,253)
USD	1,883,067	JPY	1,877,314	4/16/2026	SSB	5,753	—	5,753
USD	5,511,398	EUR	5,487,651	4/16/2026	SSB	23,747	—	23,747
JPY	44,768	USD	44,867	4/16/2026	SSB	—	(99)	(99)
JPY	59,882	USD	59,827	4/16/2026	SSB	55	—	55
JPY	65,098	USD	64,996	4/16/2026	SSB	102	—	102
JPY	67,298	USD	67,001	4/16/2026	SSB	297	—	297
USD	11,223,349	EUR	11,174,991	4/16/2026	SSB	48,358	—	48,358
JPY	70,809	USD	70,814	4/16/2026	SSB	—	(5)	(5)
JPY	71,753	USD	71,772	4/16/2026	SSB	—	(19)	(19)
USD	15,476,571	GBP	15,253,701	4/16/2026	SSB	222,870	—	222,870
JPY	100,390	USD	100,408	4/16/2026	SSB	—	(18)	(18)
JPY	109,045	USD	108,454	4/16/2026	SSB	591	—	591
JPY	115,119	USD	115,427	4/16/2026	SSB	—	(308)	(308)
JPY	219,005	USD	220,542	4/16/2026	SSB	—	(1,537)	(1,537)
JPY	284,025	USD	286,487	4/16/2026	SSB	—	(2,462)	(2,462)
JPY	1,242,389	USD	1,246,675	4/16/2026	SSB	—	(4,286)	(4,286)

						$379,585	$(55,633)	$323,952

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Currency Abbreviations: (continued)

GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar

Index Abbreviations:

BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
Eurex	European Derivatives Exchange.
Euronext	European New Exchange Technology.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
NSE	National Stock Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

CDX	Credit Default Swap Index.
IFSC	Indian Financial System Code.
iTraxx	Credit Default Swap Index.
LIBOR	London International Offered Rate.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$24,809,956	$–	$24,809,956
U.S. Treasury Obligations	—	38,752,278	—	38,752,278
Short-Term Investments	—	56,667,713	—	56,667,713

Total Investments in Securities - Assets	$—	$120,229,947	$—	$120,229,947

Financial Derivative Instruments - Assets
Futures Contracts	$20,319	$—	$—	$20,319
Swap Contract Agreements	—	547,781	—	547,781

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets (continued)
Forward Foreign Currency Contracts	$—	$379,585	$—	$379,585

Total Financial Derivative Instruments - Assets	$20,319	$927,366	$—	$947,685

Financial Derivative Instruments - Liabilities
Futures Contracts	$(708,334)	$—	$—	$(708,334)
Swap Contract Agreements	—	(45,649)	—	(45,649)
Forward Foreign Currency Contracts	—	(55,633)	—	(55,633)

Total Financial Derivative Instruments - Liabilities	$(708,334)	$(101,282)	$—	$(809,616)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.6%
Communication Services - 15.2%
Entertainment - 2.3%
Netflix, Inc.A	28,240	$2,715,276
Roku, Inc.A	13,600	1,286,832

		4,002,108

Interactive Media & Services - 12.9%
Alphabet, Inc., Class A	52,250	15,025,010
Meta Platforms, Inc., Class A	11,690	6,688,200
Pinterest, Inc., Class AA	48,500	889,490

		22,602,700

Total Communication Services		26,604,808

Consumer Discretionary - 5.3%
Broadline Retail - 3.9%
Amazon.com, Inc.A	33,000	6,872,910

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	570	2,399,882

Total Consumer Discretionary		9,272,792

Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	2,750	2,740,182
Sprouts Farmers Market, Inc.A	12,000	925,560

		3,665,742

Total Consumer Staples		3,665,742

Financials - 4.1%
Financial Services - 3.7%
Mastercard, Inc., Class A	13,090	6,540,550

Insurance - 0.4%
Aon PLC, Class A	2,140	690,749

Total Financials		7,231,299

Health Care - 12.4%
Biotechnology - 5.4%
AbbVie, Inc.	17,900	3,893,071
Exelixis, Inc.A	26,700	1,145,163
Incyte Corp.A	21,300	2,004,756
Natera, Inc.A	2,800	559,972
Neurocrine Biosciences, Inc.A	6,500	856,310
Regeneron Pharmaceuticals, Inc.	1,420	1,097,149

		9,556,421

Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	6,100	1,288,991
McKesson Corp.	4,370	3,781,623

		5,070,614

Health Care Technology - 1.4%
Veeva Systems, Inc., Class AA	13,700	2,406,542

Pharmaceuticals - 2.7%
Merck & Co., Inc.	30,500	3,668,845

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.6% (continued)
Health Care - 12.4% (continued)
Pharmaceuticals - 2.7% (continued)
Zoetis, Inc.	8,400	$992,964

		4,661,809

Total Health Care		21,695,386

Industrials - 4.6%
Aerospace & Defense - 0.4%
Rocket Lab Corp.A	11,600	744,952

Building Products - 1.3%
Trane Technologies PLC	5,590	2,329,577

Construction & Engineering - 1.4%
EMCOR Group, Inc.	3,210	2,369,975

Ground Transportation - 1.5%
Lyft, Inc., Class AA	25,700	341,810
Uber Technologies, Inc.A	31,900	2,294,567

		2,636,377

Total Industrials		8,080,881

Information Technology - 53.0%
Communications Equipment - 1.9%
Arista Networks, Inc.A	26,840	3,295,415

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	13,600	1,718,360

IT Services - 2.3%
GoDaddy, Inc., Class AA	10,800	892,836
Okta, Inc.A	18,900	1,487,619
Twilio, Inc., Class AA	12,900	1,623,078

		4,003,533

Semiconductors & Semiconductor Equipment - 24.0%
Advanced Micro Devices, Inc.A	24,900	5,065,407
Applied Materials, Inc.	17,060	5,830,938
Astera Labs, Inc.A	6,800	745,280
Broadcom, Inc.	12,920	3,998,869
Lam Research Corp.	18,500	3,952,710
Marvell Technology, Inc.	31,000	3,070,550
NVIDIA Corp.	63,300	11,039,520
Onto Innovation, Inc.A	10,700	2,194,249
QUALCOMM, Inc.	18,600	2,395,308
Teradyne, Inc.	12,900	3,824,334

		42,117,165

Software - 16.5%
Adobe, Inc.A	9,200	2,236,336
Atlassian Corp., Class AA	15,800	1,078,350
Autodesk, Inc.A	4,600	1,101,240
Cadence Design Systems, Inc.A	7,380	2,050,680
Dynatrace, Inc.A	35,500	1,312,790
Fortinet, Inc.A	50,200	4,102,344
HubSpot, Inc.A	5,170	1,261,997
Intuit, Inc.	4,670	2,019,215
Manhattan Associates, Inc.A	6,000	798,720
Microsoft Corp.	20,990	7,769,868
Nutanix, Inc., Class AA	11,300	429,513
Salesforce, Inc.	11,490	2,144,838

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.6% (continued)
Information Technology - 53.0% (continued)
Software - 16.5% (continued)
ServiceNow, Inc.A	15,285	$1,598,047
Workday, Inc., Class AA	7,000	909,440

		28,813,378

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	35,310	8,961,325
Everpure, Inc., Class AA	31,100	1,836,144
NetApp, Inc.	20,200	2,068,278

		12,865,747

Total Information Technology		92,813,598

Utilities - 0.9%
Independent Power & Renewable Electricity Producers - 0.9%
Vistra Corp.	10,900	1,638,597

Total Common Stocks (Cost $122,516,249)		171,003,103

RIGHTS - 0.0% (Cost $4,590)
Health Care - 0.0%
ABIOMED, Inc.A B C	4,500	0

SHORT-TERM INVESTMENTS - 2.0% (Cost $3,485,333)
Investment Companies - 2.0%
American Beacon U.S. Government Money Market Select Fund, 3.56%D E	3,485,333	3,485,333

TOTAL INVESTMENTS - 99.6% (Cost $126,006,172)		174,488,436
OTHER ASSETS, NET OF LIABILITIES - 0.4%		635,306

TOTAL NET ASSETS - 100.0%		$175,123,742

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

C	Value was determined using significant unobservable inputs.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on March 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	12	June 2026	$3,986,136	$3,942,450	$(43,686)

			$3,986,136	$3,942,450	$(43,686)

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

Man Large Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$171,003,103	$—	$—		$171,003,103
Rights	—	—	0	(1)	0 (1)
Short-Term Investments	3,485,333	—	—		3,485,333

Total Investments in Securities - Assets	$174,488,436	$—	$0	(1)	$174,488,436

Financial Derivative Instruments - Liabilities
Futures Contracts	$(43,686)	$—	$—		$(43,686)

Total Financial Derivative Instruments - Liabilities	$(43,686)	$—	$—		$(43,686)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no material transfers into or out of Level 3.

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.1%
Communication Services - 5.5%
Interactive Media & Services - 3.9%
Alphabet, Inc., Class A	23,800	$6,843,928
Match Group, Inc.	34,700	1,065,637
Meta Platforms, Inc., Class A	1,450	829,588

		8,739,153

Media - 1.6%
Fox Corp., Class B	36,200	1,922,220
New York Times Co., Class A	19,900	1,666,227

		3,588,447

Total Communication Services		12,327,600

Consumer Discretionary - 4.3%
Automobile Components - 1.9%
BorgWarner, Inc.	51,100	2,772,686
Lear Corp.	12,500	1,513,500

		4,286,186

Broadline Retail - 2.2%
eBay, Inc.	54,100	4,924,182

Hotels, Restaurants & Leisure - 0.2%
Booking Holdings, Inc.	136	572,604

Total Consumer Discretionary		9,782,972

Consumer Staples - 0.9%
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	3,300	632,742

Food Products - 0.6%
Ingredion, Inc.	13,000	1,464,580

Total Consumer Staples		2,097,322

Energy - 1.2%
Energy Equipment & Services - 0.6%
SLB Ltd.	26,100	1,341,279

Oil, Gas & Consumable Fuels - 0.6%
EOG Resources, Inc.	9,900	1,431,243

Total Energy		2,772,522

Financials - 24.3%
Banks - 3.6%
Citigroup, Inc.	27,400	3,107,434
Citizens Financial Group, Inc.	84,100	5,043,477

		8,150,911

Capital Markets - 3.2%
Charles Schwab Corp.	27,400	2,575,052
FactSet Research Systems, Inc.	4,600	998,154
Northern Trust Corp.	17,600	2,456,432
SEI Investments Co.	14,500	1,137,815

		7,167,453

Consumer Finance - 3.8%
Ally Financial, Inc.	94,300	3,699,389

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.1% (continued)
Financials - 24.3% (continued)
Consumer Finance - 3.8% (continued)
Capital One Financial Corp.	26,000	$4,743,180

		8,442,569

Financial Services - 2.2%
Berkshire Hathaway, Inc., Class BA	4,560	2,185,152
PayPal Holdings, Inc.	34,100	1,542,343
Voya Financial, Inc.	19,100	1,304,912

		5,032,407

Insurance - 11.5%
Allstate Corp.	14,590	3,025,091
American Financial Group, Inc.	9,500	1,213,245
American International Group, Inc.	5,200	391,300
Arch Capital Group Ltd.A	31,700	3,042,883
Assurant, Inc.	4,000	871,240
Axis Capital Holdings Ltd.	4,400	446,204
Chubb Ltd.	9,040	2,946,407
Everest Group Ltd.	6,340	2,072,229
Hartford Insurance Group, Inc.	22,300	3,015,629
MetLife, Inc.	62,100	4,391,712
Principal Financial Group, Inc.	12,500	1,126,375
Progressive Corp.	10,800	2,140,992
Reinsurance Group of America, Inc.	6,700	1,367,872

		26,051,179

Total Financials		54,844,519

Health Care - 21.2%
Biotechnology - 7.8%
Biogen, Inc.A	12,400	2,273,292
BioMarin Pharmaceutical, Inc.A	4,400	248,556
Exelixis, Inc.A	61,500	2,637,735
Gilead Sciences, Inc.	47,700	6,647,949
Incyte Corp.A	33,100	3,115,372
Regeneron Pharmaceuticals, Inc.	3,330	2,572,891

		17,495,795

Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	18,200	3,845,842
Cigna Group	1,360	362,780
Humana, Inc.	880	152,583
McKesson Corp.	4,330	3,747,009

		8,108,214

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	8,503	969,172

Pharmaceuticals - 9.4%
Bristol-Myers Squibb Co.	77,200	4,682,180
Jazz Pharmaceuticals PLCA	8,900	1,682,545
Johnson & Johnson	31,000	7,577,640
Merck & Co., Inc.	41,300	4,967,977
Pfizer, Inc.	71,100	1,996,488
Zoetis, Inc.	3,100	366,451

		21,273,281

Total Health Care		47,846,462

Industrials - 14.4%
Aerospace & Defense - 4.0%
Curtiss-Wright Corp.	3,240	2,206,829

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.1% (continued)
Industrials - 14.4% (continued)
Aerospace & Defense - 4.0% (continued)
General Dynamics Corp.	8,320	$2,855,590
Leonardo DRS, Inc.	24,100	1,072,932
RTX Corp.	7,100	1,369,590
Textron, Inc.	17,700	1,549,812

		9,054,753

Building Products - 1.2%
A.O. Smith Corp.	22,000	1,450,680
Owens Corning	10,400	1,125,488

		2,576,168

Commercial Services & Supplies - 0.8%
Republic Services, Inc.	8,600	1,883,572

Construction & Engineering - 2.3%
EMCOR Group, Inc.	3,650	2,694,832
MasTec, Inc.A	7,900	2,541,746

		5,236,578

Electrical Equipment - 0.7%
Generac Holdings, Inc.A	7,800	1,523,574

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	2,200	497,266

Machinery - 4.5%
Allison Transmission Holdings, Inc.	2,400	280,944
Cummins, Inc.	9,370	5,041,247
Graco, Inc.	21,100	1,786,115
Oshkosh Corp.	11,000	1,619,310
Toro Co.	16,200	1,513,728

		10,241,344

Professional Services - 0.7%
Jacobs Solutions, Inc.	6,000	763,680
Leidos Holdings, Inc.	4,700	730,944

		1,494,624

Total Industrials		32,507,879

Information Technology - 19.6%
Communications Equipment - 3.8%
Cisco Systems, Inc.	103,500	8,030,565
Motorola Solutions, Inc.	1,410	611,898

		8,642,463

Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc.A	10,700	1,534,487
Keysight Technologies, Inc.A	14,800	4,179,076
Littelfuse, Inc.	3,200	1,085,920

		6,799,483

IT Services - 1.7%
Accenture PLC, Class A	9,090	1,802,456
Amdocs Ltd.	21,100	1,376,986
Twilio, Inc., Class AA	5,483	689,871

		3,869,313

Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc.A	17,300	3,519,339
Analog Devices, Inc.	4,100	1,304,374

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.1% (continued)
Information Technology - 19.6% (continued)
Semiconductors & Semiconductor Equipment - 9.3% (continued)
Applied Materials, Inc.	18,250	$6,237,667
Cirrus Logic, Inc.A	5,000	723,100
Onto Innovation, Inc.A	6,800	1,394,476
Qorvo, Inc.A	5,800	448,920
QUALCOMM, Inc.	16,600	2,137,748
Skyworks Solutions, Inc.	14,400	771,120
Teradyne, Inc.	14,600	4,328,316

		20,865,060

Software - 1.7%
Salesforce, Inc.	20,500	3,826,735

Technology Hardware, Storage & Peripherals - 0.1%
NetApp, Inc.	1,800	184,302

Total Information Technology		44,187,356

Materials - 4.6%
Metals & Mining - 4.6%
Freeport-McMoRan, Inc.	18,100	1,063,918
Newmont Corp.	55,800	6,040,350
Reliance, Inc.	4,840	1,470,973
Royal Gold, Inc.	6,900	1,755,981

		10,331,222

Total Materials		10,331,222

Real Estate - 1.1%
Health Care REITs - 0.5%
Healthpeak Properties, Inc.	73,500	1,207,605

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.A	4,020	1,223,366

Total Real Estate		2,430,971

Total Common Stocks (Cost $163,211,514)		219,128,825

FOREIGN COMMON STOCKS - 0.7% (Cost $1,375,409)
Financials - 0.7%
Banks - 0.7%
Popular, Inc.	12,100	1,623,457

SHORT-TERM INVESTMENTS - 1.8% (Cost $4,094,112)
Investment Companies - 1.8%
American Beacon U.S. Government Money Market Select Fund, 3.56%B C	4,094,112	4,094,112

TOTAL INVESTMENTS - 99.6% (Cost $168,681,035)		224,846,394
OTHER ASSETS, NET OF LIABILITIES - 0.4%		1,005,538

TOTAL NET ASSETS - 100.0%		$225,851,932

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on March 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	14	June 2026	$4,712,132	$4,599,525	$(112,607)

			$4,712,132	$4,599,525	$(112,607)

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

Man Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$219,128,825	$—	$—	$219,128,825
Foreign Common Stocks	1,623,457	—	—	1,623,457
Short-Term Investments	4,094,112	—	—	4,094,112

Total Investments in Securities - Assets	$224,846,394	$—	$—	$224,846,394

Financial Derivative Instruments - Liabilities
Futures Contracts	$(112,607)	$—	$—	$(112,607)

Total Financial Derivative Instruments - Liabilities	$(112,607)	$—	$—	$(112,607)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.6%
Communication Services - 4.5%
Entertainment - 4.1%
Live Nation Entertainment, Inc.A	63,970	$9,756,065
Spotify Technology SAA	13,651	6,619,506
Take-Two Interactive Software, Inc.A	44,370	8,763,075

		25,138,646

Interactive Media & Services - 0.4%
Reddit, Inc., Class AA	16,970	2,285,010

Total Communication Services		27,423,656

Consumer Discretionary - 14.8%
Broadline Retail - 1.4%
Ollie’s Bargain Outlet Holdings, Inc.A	89,026	8,193,953

Distributors - 0.4%
Pool Corp.	11,745	2,376,366

Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.A	50,598	4,155,613

Hotels, Restaurants & Leisure - 4.9%
Domino’s Pizza, Inc.	14,076	5,050,328
Dutch Bros, Inc., Class AA	139,869	7,085,763
Texas Roadhouse, Inc.	42,720	7,054,781
Viking Holdings Ltd.A	102,094	7,501,867
Wingstop, Inc.	18,477	2,863,381

		29,556,120

Specialty Retail - 7.4%
Burlington Stores, Inc.A	35,120	11,427,345
Five Below, Inc.A	50,287	11,489,574
Ross Stores, Inc.	65,452	14,178,867
Tractor Supply Co.	175,389	7,945,122

		45,040,908

Total Consumer Discretionary		89,322,960

Energy - 5.1%
Energy Equipment & Services - 1.6%
Baker Hughes Co.	157,464	9,613,177

Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp.A	115,975	4,921,979
Diamondback Energy, Inc.	34,155	6,755,518
Expand Energy Corp.	86,218	9,465,012

		21,142,509

Total Energy		30,755,686

Financials - 8.6%
Capital Markets - 3.6%
Evercore, Inc., Class A	30,216	9,019,778
Robinhood Markets, Inc., Class AA	71,893	4,982,185
Tradeweb Markets, Inc., Class A	66,654	7,842,510

		21,844,473

Consumer Finance - 2.3%
FirstCash Holdings, Inc.	72,165	13,567,020

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.6% (continued)
Financials - 8.6% (continued)
Financial Services - 1.0%
Toast, Inc., Class AA	223,271	$5,918,914

Insurance - 1.7%
Kinsale Capital Group, Inc.	10,954	3,742,544
Ryan Specialty Holdings, Inc.	199,576	6,733,694

		10,476,238

Total Financials		51,806,645

Health Care - 13.1%
Biotechnology - 1.5%
Exelixis, Inc.A	219,873	9,430,353

Health Care Equipment & Supplies - 4.4%
Dexcom, Inc.A	111,942	7,029,958
IDEXX Laboratories, Inc.A	13,591	7,636,647
Insulet Corp.A	24,335	5,106,456
ResMed, Inc.	30,370	6,817,457

		26,590,518

Health Care Providers & Services - 1.5%
HealthEquity, Inc.A	55,940	4,674,906
Henry Schein, Inc.A	58,580	4,317,346

		8,992,252

Health Care Technology - 0.7%
Veeva Systems, Inc., Class AA	23,915	4,200,909

Life Sciences Tools & Services - 5.0%
Bio-Techne Corp.	94,618	4,944,737
ICON PLCA	50,065	5,540,193
Illumina, Inc.A	46,128	5,685,737
Medpace Holdings, Inc.A	14,885	7,147,628
Repligen Corp.A	57,663	6,793,855

		30,112,150

Total Health Care		79,326,182

Industrials - 24.1%
Aerospace & Defense - 9.4%
AeroVironment, Inc.A	40,240	7,365,932
Axon Enterprise, Inc.A	19,675	8,355,776
BWX Technologies, Inc.	47,357	9,684,033
HEICO Corp., Class A	37,693	7,956,615
Kratos Defense & Security Solutions, Inc.A	52,213	3,681,538
L3Harris Technologies, Inc.	28,886	9,970,003
Leonardo DRS, Inc.	221,996	9,883,262

		56,897,159

Commercial Services & Supplies - 1.0%
Copart, Inc.A	185,879	6,171,183

Electrical Equipment - 6.7%
Forgent Power Solutions, Inc.A	83,839	2,453,968
Generac Holdings, Inc.A	31,051	6,065,192
Hubbell, Inc.	14,249	6,992,554
Rockwell Automation, Inc.	23,441	8,412,506
Vertiv Holdings Co., Class A	65,805	16,489,417

		40,413,637

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.6% (continued)
Industrials - 24.1% (continued)
Ground Transportation - 1.8%
JB Hunt Transport Services, Inc.	28,040	$5,941,676
Saia, Inc.A	15,018	5,275,523

		11,217,199

Machinery - 1.9%
RBC Bearings, Inc.A	20,859	11,328,940

Professional Services - 1.4%
Verisk Analytics, Inc.	44,976	8,534,196

Trading Companies & Distributors - 1.9%
Fastenal Co.	203,246	9,430,614
SiteOne Landscape Supply, Inc.A	16,434	2,187,530

		11,618,144

Total Industrials		146,180,458

Information Technology - 22.9%
Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	93,487	4,579,928
Coherent Corp.A	41,747	9,944,553
Keysight Technologies, Inc.A	25,372	7,164,292

		21,688,773

IT Services - 1.7%
MongoDB, Inc.A	23,302	5,703,631
Okta, Inc.A	60,954	4,797,689

		10,501,320

Semiconductors & Semiconductor Equipment - 7.0%
Astera Labs, Inc.A	28,626	3,137,409
Lattice Semiconductor Corp.A	65,916	6,114,368
Marvell Technology, Inc.	80,493	7,972,832
Microchip Technology, Inc.	92,724	5,990,898
Monolithic Power Systems, Inc.	5,599	6,121,667
Onto Innovation, Inc.A	14,134	2,898,459
Teradyne, Inc.	34,561	10,245,954

		42,481,587

Software - 9.7%
Autodesk, Inc.A	14,611	3,497,873
Cadence Design Systems, Inc.A	28,380	7,885,951
Crowdstrike Holdings, Inc., Class AA	6,471	2,526,343
Dynatrace, Inc.A	127,264	4,706,223
Fortinet, Inc.A	31,745	2,594,201
Guidewire Software, Inc.A	50,051	7,485,628
Manhattan Associates, Inc.A	45,363	6,038,722
Nutanix, Inc., Class AA	92,644	3,521,398
Palo Alto Networks, Inc.A	22,826	3,659,464
Procore Technologies, Inc.A	48,344	2,755,608
PTC, Inc.A	32,679	4,656,431
SailPoint, Inc.A B	259,328	3,433,503
Tyler Technologies, Inc.A	16,816	5,757,462

		58,518,807

Technology Hardware, Storage & Peripherals - 0.9%
Everpure, Inc., Class AA	96,970	5,725,109

Total Information Technology		138,915,596

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.6% (continued)
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLCA	149,668	$2,834,712

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
CoStar Group, Inc.A	112,914	4,554,951

Utilities - 1.3%
Independent Power & Renewable Electricity Producers - 1.3%
Vistra Corp.	51,882	7,799,421

Total Common Stocks (Cost $524,107,285)		578,920,267

FOREIGN COMMON STOCKS - 2.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Sportradar Group AG, Class AA B	234,312	3,922,383

Energy - 2.1%
Energy Equipment & Services - 2.1%
TechnipFMC PLC	181,383	12,539,007

Total Foreign Common Stocks (Cost $9,368,173)		16,461,390

SHORT-TERM INVESTMENTS - 1.4% (Cost $8,484,616)
Investment Companies - 1.4%
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	8,484,616	8,484,616

TOTAL INVESTMENTS - 99.7% (Cost $541,960,074)		603,866,273
OTHER ASSETS, NET OF LIABILITIES - 0.3%		1,584,892

TOTAL NET ASSETS - 100.0%		$605,451,165

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at March 31, 2026.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$578,920,267	$—	$—	$578,920,267
Foreign Common Stocks	16,461,390	—	—	16,461,390
Short-Term Investments	8,484,616	—	—	8,484,616

Total Investments in Securities - Assets	$603,866,273	$—	$—	$603,866,273

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.2%
Consumer Discretionary - 8.8%
Broadline Retail - 1.4%
Ollie’s Bargain Outlet Holdings, Inc.A	67,731	$6,233,961

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.A	39,907	3,277,562

Hotels, Restaurants & Leisure - 1.4%
First Watch Restaurant Group, Inc.A	449,605	4,711,860
Wingstop, Inc.B	10,372	1,607,349

		6,319,209

Household Durables - 0.7%
Installed Building Products, Inc.	12,311	3,264,262

Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc.	99,647	5,625,073
Boot Barn Holdings, Inc.A	32,449	4,749,236
Five Below, Inc.A	35,813	8,182,554
Revolve Group, Inc.A	53,759	1,215,491

		19,772,354

Total Consumer Discretionary		38,867,348

Energy - 5.3%
Energy Equipment & Services - 1.5%
Archrock, Inc.	90,481	3,148,739
Solaris Energy Infrastructure, Inc.	61,091	3,452,252

		6,600,991

Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp.A	67,427	2,861,602
Gulfport Energy Corp.A	13,261	2,805,630
Magnolia Oil & Gas Corp., Class A	176,548	5,573,620
Viper Energy, Inc., Class A	114,823	5,395,533

		16,636,385

Total Energy		23,237,376

Financials - 12.7%
Capital Markets - 2.9%
Piper Sandler Cos.	86,564	6,626,474
Virtu Financial, Inc., Class A	138,897	6,108,690

		12,735,164

Consumer Finance - 6.4%
Encore Capital Group, Inc.A	130,730	9,166,788
EZCORP, Inc., Class AA	375,421	9,528,185
FirstCash Holdings, Inc.	49,720	9,347,360

		28,042,333

Financial Services - 0.3%
Toast, Inc., Class AA	54,427	1,442,860

Insurance - 3.1%
Kinsale Capital Group, Inc.	7,962	2,720,297
Palomar Holdings, Inc.A	54,882	6,558,399
Ryan Specialty Holdings, Inc.	133,942	4,519,203

		13,797,899

Total Financials		56,018,256

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.2% (continued)
Health Care - 15.3%
Biotechnology - 3.6%
Exelixis, Inc.A	145,365	$6,234,705
Halozyme Therapeutics, Inc.A	92,795	5,997,341
Travere Therapeutics, Inc.A	129,274	3,840,730

		16,072,776

Health Care Equipment & Supplies - 2.7%
Axogen, Inc.A	66,240	2,194,531
Globus Medical, Inc., Class AA	49,903	4,299,642
Insulet Corp.A	2,488	522,082
IRhythm Holdings, Inc.A	41,477	4,895,116

		11,911,371

Health Care Providers & Services - 0.8%
HealthEquity, Inc.A	42,926	3,587,326

Life Sciences Tools & Services - 5.3%
Azenta, Inc.A	88,345	1,866,730
Bio-Techne Corp.	65,676	3,432,228
BioLife Solutions, Inc.A	180,796	3,449,587
ICON PLCA	35,345	3,911,278
Medpace Holdings, Inc.A	10,578	5,079,450
OmniAb, Inc.A C D	25,374	0
Repligen Corp.A	46,956	5,532,356

		23,271,629

Pharmaceuticals - 2.9%
Ligand Pharmaceuticals, Inc.A	37,958	7,578,315
Supernus Pharmaceuticals, Inc.A	104,972	5,426,002

		13,004,317

Total Health Care		67,847,419

Industrials - 24.1%
Aerospace & Defense - 10.1%
AeroVironment, Inc.A	29,611	5,420,294
BWX Technologies, Inc.	30,795	6,297,269
Karman Holdings, Inc.A B	57,105	4,571,255
Kratos Defense & Security Solutions, Inc.A	55,490	3,912,600
Leonardo DRS, Inc.	166,921	7,431,323
Park Aerospace Corp.	147,462	4,037,510
TAT Technologies Ltd.A	51,480	2,091,632
VSE Corp.	39,545	7,292,098
York Space Systems, Inc.A	154,680	3,429,256

		44,483,237

Air Freight & Logistics - 0.7%
Hub Group, Inc., Class A	87,869	3,166,799

Building Products - 0.9%
AAON, Inc.B	47,329	3,916,475

Commercial Services & Supplies - 0.9%
Montrose Environmental Group, Inc.A	187,977	4,114,816

Electrical Equipment - 5.4%
American Superconductor Corp.A	82,584	2,795,468
Amprius Technologies, Inc.A	239,604	4,039,723
Bloom Energy Corp., Class AA	45,248	6,130,652
Generac Holdings, Inc.A	11,803	2,305,480

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.2% (continued)
Industrials - 24.1% (continued)
Electrical Equipment - 5.4% (continued)
Powell Industries, Inc.	15,413	$8,339,666

		23,610,989

Machinery - 2.7%
Lindsay Corp.	24,522	2,919,835
RBC Bearings, Inc.A	16,654	9,045,120

		11,964,955

Professional Services - 0.9%
Maximus, Inc.	64,886	4,159,193

Trading Companies & Distributors - 2.5%
SiteOne Landscape Supply, Inc.A	29,101	3,873,634
Titan Machinery, Inc.A	182,847	3,057,202
Xometry, Inc., Class AA B	98,947	4,040,995

		10,971,831

Total Industrials		106,388,295

Information Technology - 20.5%
Communications Equipment - 0.8%
Ciena Corp.A	8,565	3,325,190

Electronic Equipment, Instruments & Components - 3.0%
Cognex Corp.	62,437	3,058,789
Mirion Technologies, Inc.A	146,877	2,730,444
nLight, Inc.A	134,368	7,661,663

		13,450,896

Semiconductors & Semiconductor Equipment - 7.8%
Ambarella, Inc.A	35,741	1,839,768
Credo Technology Group Holding Ltd.A	34,144	3,205,097
Impinj, Inc.A	21,158	2,172,926
Lattice Semiconductor Corp.A	53,243	4,938,821
MACOM Technology Solutions Holdings, Inc.A	37,885	8,413,122
Power Integrations, Inc.	59,939	3,068,877
Rambus, Inc.A	45,787	3,939,056
Silicon Laboratories, Inc.A	22,567	4,697,321
SiTime Corp.A	6,426	2,219,219

		34,494,207

Software - 8.3%
Agilysys, Inc.A	41,536	2,954,871
Braze, Inc., Class AA	112,508	2,656,314
Guidewire Software, Inc.A	21,197	3,170,223
JFrog Ltd.A	68,859	3,231,553
Manhattan Associates, Inc.A	34,526	4,596,101
Netskope, Inc., Class AA	264,911	2,249,094
PAR Technology Corp.A	123,457	1,645,682
Rubrik, Inc., Class AA	60,693	2,972,136
SailPoint, Inc.A	142,853	1,891,374
SentinelOne, Inc., Class AA	177,054	2,280,456
Tenable Holdings, Inc.A	52,267	884,096
Varonis Systems, Inc.A	161,734	3,472,429
Via Transportation, Inc., Class AA	89,975	1,349,625
Zeta Global Holdings Corp., Class AA B	203,314	3,236,759

		36,590,713

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.2% (continued)
Information Technology - 20.5% (continued)
Technology Hardware, Storage & Peripherals - 0.6%
Everpure, Inc., Class AA	44,831	$2,646,822

Total Information Technology		90,507,828

Materials - 1.5%
Chemicals - 1.0%
Balchem Corp.	26,200	4,440,376

Construction Materials - 0.5%
James Hardie Industries PLCA	119,659	2,266,341

Total Materials		6,706,717

Total Common Stocks (Cost $275,986,941)		389,573,239

FOREIGN COMMON STOCKS - 7.4%
Consumer Discretionary - 2.0%
Broadline Retail - 0.5%
Global-e Online Ltd.A	74,302	2,292,217

Hotels, Restaurants & Leisure - 1.5%
Genius Sports Ltd.A	679,080	3,008,324
Sportradar Group AG, Class AA	215,128	3,601,243

		6,609,567

Total Consumer Discretionary		8,901,784

Energy - 1.3%
Energy Equipment & Services - 1.3%
TechnipFMC PLC	83,210	5,752,307

Financials - 0.8%
Capital Markets - 0.8%
BullishA B	95,403	3,408,749

Industrials - 0.6%
Machinery - 0.6%
Kornit Digital Ltd.A	177,852	2,607,310

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 1.3%
FabrinetA	11,266	5,875,445

Semiconductors & Semiconductor Equipment - 0.5%
Camtek Ltd.A B	14,530	2,202,893

Software - 0.9%
Descartes Systems Group, Inc.A	56,964	4,076,344

Total Information Technology		12,154,682

Total Foreign Common Stocks (Cost $32,878,739)		32,824,832

SHORT-TERM INVESTMENTS - 4.3% (Cost $19,140,190)
Investment Companies - 4.3%
American Beacon U.S. Government Money Market Select Fund, 3.56%E F	19,140,190	19,140,190

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.4% (Cost $1,742,386)
Investment Companies - 0.4%
American Beacon U.S. Government Money Market Select Fund, 3.56%E F	1,742,386	$1,742,386

TOTAL INVESTMENTS - 100.3% (Cost $329,748,256)		443,280,647
LIABILITIES, NET OF OTHER ASSETS - (0.3%)		(1,315,820)

TOTAL NET ASSETS - 100.0%		$441,964,827

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at March 31, 2026.
C	Value was determined using significant unobservable inputs.
D

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$389,573,239	$—	$0	(1)	$389,573,239
Foreign Common Stocks	32,824,832	—	—		32,824,832
Short-Term Investments	19,140,190	—	—		19,140,190
Securities Lending Collateral	1,742,386	—	—		1,742,386

Total Investments in Securities - Assets	$443,280,647	$—	$0	(1)	$443,280,647

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no material transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets.

Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2026 (Unaudited)

do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.